UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Brian D. Bullard

American Funds Global Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Global Balanced FundSM
Semi-annual report for the six months ended April 30, 2020

A balanced fund with
a global scope

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime (since 2/1/11)

Reflecting 5.75% maximum sales charge	–11.77%	0.92%	3.86%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.84% for Class A shares as of the prospectus dated January 1, 2020. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The fund’s 30-day yield for Class A shares as of May 31, 2020, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.45%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the U.S. may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are American Funds Global Balanced Fund’s results for the six months ended April 30, 2020. Also shown are the results of its primary and secondary benchmarks, and its Lipper peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/GBLAX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended April 30, 2020, with all distributions reinvested.

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime (since 2/1/11)

American Funds Global Balanced Fund (Class A shares)	–3.45%	–1.55%	2.96%	5.20%
MSCI ACWI (All Country World Index)[1]	–7.68	–4.96	4.37	6.17
Bloomberg Barclays Global Aggregate Index[2]	1.45	6.56	2.82	2.22
60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index[1,2,3]	–3.75	0.01	3.99	4.78
Lipper Flexible Portfolio Funds Index[4]	–4.60	–2.01	3.87	5.44

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. MSCI ACWI results reflect dividends net of withholding taxes. The index is a free float-adjusted market-capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets.
[2]	Source: Bloomberg Index Services Ltd.
[3]	The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI with the Bloomberg Barclays Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[4]	Source: Refinitiv Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

American Funds Global Balanced Fund	1

Summary investment portfolio April 30, 2020	unaudited

Investment mix by security type	Percent of net assets

Five largest sectors in common stock holdings	Percent of net assets
Health care	12.66%
Financials	6.98
Communication services	6.79
Information technology	6.71
Consumer staples	5.14

Currency diversification	Percent of net assets

				Short-term
			Forward	securities &
			currency	other assets
	Equity securities	Bonds & notes	contracts	less liabilities	Total
U.S. dollars	32.20%	20.04%	—%	3.68%	55.92%
Euros	6.60	5.47	—	—	12.07
British pounds	6.22	.88	—	—	7.10
Japanese yen	3.15	3.47	.01	—	6.63
Swiss francs	3.33	—	—	—	3.33
Candian dollars	2.26	.64	—	—	2.90
Hong Kong dollars	2.86	—	—	—	2.86
Chinese yuan renminbi	.25	1.43	—	—	1.68
Indian rupees	.88	.04	—	—	.92
Danish kroner	—	.77	—	—	.77
Other currencies	3.01	2.82	(.01)	—	5.82
Total					100.00%

Common stocks 60.48%	Shares	Value (000)
Health care 12.66%
Gilead Sciences, Inc.	4,291,300	$360,469
Abbott Laboratories	3,483,079	320,757
Novartis AG1	3,252,250	277,437
UnitedHealth Group Inc.	869,100	254,186

2	American Funds Global Balanced Fund

	Shares	Value (000)
Daiichi Sankyo Co., Ltd.[1]	2,862,000	$195,486
AbbVie Inc.	1,917,800	157,643
GlaxoSmithKline PLC[1]	7,463,200	156,251
Amgen Inc.	563,546	134,811
Zimmer Biomet Holdings, Inc.	994,000	118,982
Thermo Fisher Scientific Inc.	354,400	118,611
Other securities		393,792
		2,488,425

Financials 6.98%
Zurich Insurance Group AG1	734,301	234,079
B3 SA - Brasil, Bolsa, Balcao	17,105,700	120,856
BNP Paribas SA1	3,478,315	109,482
DBS Group Holdings Ltd.[1]	7,293,100	102,227
Other securities		804,663
		1,371,307

Communication services 6.79%
Netflix, Inc.[2]	840,550	352,905
Facebook, Inc., Class A2	1,448,900	296,605
Alphabet Inc., Class A2	106,675	143,659
Alphabet Inc., Class C2	42,671	57,549
BCE Inc. (CAD denominated)	2,780,000	112,422
Yandex NV, Class A2	2,847,086	107,563
Other securities		264,364
		1,335,067

Information technology 6.71%
Microsoft Corp.	2,523,800	452,290
Broadcom Inc.	1,601,900	435,108
Other securities		432,721
		1,320,119

Consumer staples 5.14%
British American Tobacco PLC[1]	5,927,780	230,203
British American Tobacco PLC (ADR)	339,916	12,968
Imperial Brands PLC[1]	8,222,500	174,028
Philip Morris International Inc.	1,811,618	135,147
Nestlé SA1	1,220,600	128,939
Pernod Ricard SA1	721,424	110,078
Other securities		218,196
		1,009,559

Industrials 5.07%
General Dynamics Corp.	1,014,400	132,501
L3Harris Technologies, Inc.	645,000	124,936
BAE Systems PLC[1]	16,391,328	105,078
Other securities		635,094
		997,609

Energy 4.94%
Canadian Natural Resources, Ltd. (CAD denominated)	15,614,779	261,490
EOG Resources, Inc.	3,602,000	171,131
BP PLC[1]	30,227,698	119,359

American Funds Global Balanced Fund	3

Common stocks (continued)	Shares		Value (000)
Energy (continued)
Noble Energy, Inc.		11,800,000	$115,758
Other securities			302,664
			970,402

Utilities 4.47%
E.ON SE1		27,988,700	280,134
Dominion Energy, Inc.		1,666,900	128,568
China Gas Holdings Ltd.[1]		35,160,946	128,345
Other securities			342,689
			879,736

Consumer discretionary 4.07%
Alibaba Group Holding Ltd. (ADR)[2]		752,600	152,530
LVMH Moët Hennessy-Louis Vuitton SE1		385,000	148,914
Other securities			497,981
			799,425

Real estate 2.21%
Crown Castle International Corp. REIT		1,113,300	177,493
Other securities			256,731
			434,224

Materials 1.44%
Other securities			283,952

Total common stocks (cost: $10,846,992,000)			11,889,825

Preferred securities 0.28%
Other 0.28%
Other securities			55,383

Total preferred securities (cost: $81,804,000)			55,383

Convertible bonds 0.06%	Principal amount (000)
Consumer discretionary 0.06%
Other securities			12,553

Total convertible bonds (cost: $7,434,000)			12,553

Bonds, notes & other debt instruments 35.50%
Bonds & notes of governments & government agencies outside the U.S. 15.46%
China (People’s Republic of), Series 1910, 3.86% 2049	CNY	863,040	134,643
Greece (Hellenic Republic of) 1.88%–3.90% 2024–2035		€209,595	249,550
Italy (Republic of) 1.35% 2030		155,770	164,295
Italy (Republic of) 0.05%–3.85% 2023–2049[3]		173,163	193,374
Japan, Series 346, 0.10% 2027		¥12,160,100	115,456
Japan, Series 23, 0.10% 2028[3]		11,311,348	104,824
Japan, Series 356, 0.10% 2029		11,056,900	104,576

4	American Funds Global Balanced Fund

	Principal amount	Value
	(000)	(000)

Japan 0.10%–2.30% 2021–2059[3]	¥29,888,730	$303,181
Other securities		1,670,009
		3,039,908
U.S. Treasury bonds & notes 9.70%
U.S. Treasury 6.47%
U.S. Treasury 1.875% 2022[4]	$123,883	128,823
U.S. Treasury 2.50% 2023	106,269	113,230
U.S. Treasury 2.625% 2023	105,000	112,051
U.S. Treasury 2.75% 2023	116,981	125,703
U.S. Treasury 1.50%–3.00% 2021–2048[4]	732,746	792,253
		1,272,060

U.S. Treasury inflation-protected securities 3.23%
U.S. Treasury Inflation-Protected Security 0.875% 2029[3,4]	202,480	224,954
U.S. Treasury Inflation-Protected Securities 0.13%–1.38% 2024–2050[3,4]	366,755	409,350
		634,304

Total U.S. Treasury bonds & notes		1,906,364

Corporate bonds & notes 8.11%
Consumer staples 1.18%
British American Tobacco PLC 2.76%–4.76% 2022–2049	38,074	39,357
Reynolds American Inc. 4.00%–4.45% 2022–2025	4,860	5,257
Other securities		188,005
		232,619

Health care 1.12%
Abbott Laboratories 3.40%–3.75% 2023–2026	3,001	3,421
Novartis Capital Corp. 1.75%–2.40% 2022–2030	10,068	10,517
Other securities		207,021
		220,959

Communication services 0.89%
Netflix, Inc. 3.625% 2025[5]	10,225	10,391
Other securities		164,363
		174,754

Information technology 0.34%
Broadcom Inc. 4.70% 2025[5]	13,215	14,588
Microsoft Corp. 2.40%–3.30% 2026–2027	13,168	14,328
Other securities		37,021
		65,937

Other corporate bonds & notes 4.58%
Other securities		900,614

Total corporate bonds & notes		1,594,883

Mortgage-backed obligations 2.17%
Other securities		426,466

Other bonds & notes 0.06%
Other securities		12,792

Total bonds, notes & other debt instruments (cost: $6,826,184,000)		6,980,413

American Funds Global Balanced Fund	5

Short-term securities 3.80%	Shares	Value (000)
Money market investments 3.80%
Capital Group Central Cash Fund 0.52%[6]	7,469,622	$747,186

Total short-term securities (cost: $746,893,000)		747,186
Total investment securities 100.12% (cost: $18,509,307,000)		19,685,360
Other assets less liabilities (0.12)%		(23,899)

Net assets 100.00%		$19,661,461

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [7]	4/30/2020 [8]	at 4/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	607	July 2020	$121,400	$133,801	$141
5 Year Euro-Bobl Futures	Short	156	June 2020	€(15,600)	(23,241)	(362)
5 Year U.S. Treasury Note Futures	Long	2,256	July 2020	$225,600	283,093	2,372
10 Year Euro-Bund Futures	Long	117	June 2020	€11,700	22,364	191
10 Year Ultra U.S. Treasury Note Futures	Long	56	June 2020	$5,600	8,794	288
10 Year U.S. Treasury Note Futures	Short	240	June 2020	(24,000)	(33,375)	(27)
20 Year U.S. Treasury Bond Futures	Short	143	June 2020	(14,300)	(25,888)	(1,571)
30 Year Ultra U.S. Treasury Bond Futures	Short	220	June 2020	(22,000)	(49,452)	(323)
						$709

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales			at 4/30/2020
(000)	(000)	Counterparty	Settlement date	(000)
MYR130,515	USD30,177	HSBC Bank	5/4/2020	$167
USD14,020	MYR60,490	Standard Chartered Bank	5/4/2020	(43)
USD15,976	MYR70,025	Standard Chartered Bank	5/4/2020	(305)
ILS82,600	USD23,069	UBS AG	5/6/2020	628
USD11,575	ZAR205,220	Goldman Sachs	5/6/2020	511
EUR16,208	USD17,551	Bank of America	5/6/2020	212

6	American Funds Global Balanced Fund

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales			at 4/30/2020
(000)	(000)	Counterparty	Settlement date	(000)
USD4,466	ZAR83,200	Goldman Sachs	5/6/2020	$(20)
USD7,251	MXN178,500	HSBC Bank	5/6/2020	(148)
MXN178,500	USD7,721	Goldman Sachs	5/6/2020	(322)
MXN312,700	USD13,458	Goldman Sachs	5/6/2020	(497)
ZAR143,700	USD8,247	Barclays Bank PLC	5/6/2020	(500)
ZAR143,920	USD8,260	Barclays Bank PLC	5/6/2020	(501)
KRW20,187,310	USD16,322	Citibank	5/8/2020	246
BRL31,675	USD5,972	Barclays Bank PLC	5/8/2020	(151)
JPY5,372,895	USD49,303	Goldman Sachs	5/11/2020	771
CZK499,475	USD19,552	JPMorgan Chase	5/11/2020	652
SEK73,900	USD7,418	Bank of America	5/11/2020	157
INR727,250	USD9,545	HSBC Bank	5/11/2020	128
USD9,417	INR727,250	Standard Chartered Bank	5/11/2020	(256)
USD21,108	EUR19,530	Morgan Stanley	5/11/2020	(298)
EUR36,446	USD39,353	Goldman Sachs	5/12/2020	595
USD1,349	BRL7,100	Standard Chartered Bank	5/12/2020	45
USD9,458	JPY1,025,100	Goldman Sachs	5/12/2020	(96)
USD11,973	GBP9,750	HSBC Bank	5/12/2020	(307)
JPY7,703,300	USD70,792	Morgan Stanley	5/13/2020	1,003
EUR45,911	USD50,168	Morgan Stanley	5/13/2020	156
CAD26,200	USD18,733	JPMorgan Chase	5/13/2020	90
USD19,305	EUR17,830	Bank of America	5/13/2020	(239)
USD20,239	ILS72,700	Standard Chartered Bank	5/13/2020	(622)
GBP47,267	USD58,783	JPMorgan Chase	5/14/2020	752
USD12,428	GBP10,080	UBS AG	5/14/2020	(269)
AUD30,000	USD18,898	Citibank	5/15/2020	653
ILS38,000	USD10,455	Standard Chartered Bank	5/15/2020	450
PLN98,300	USD23,360	HSBC Bank	5/15/2020	330
GBP7,300	USD9,047	JPMorgan Chase	5/15/2020	148
EUR15,180	USD16,522	Morgan Stanley	5/15/2020	118
USD7,817	MXN188,600	Bank of America	5/15/2020	12
CAD100	USD71	UBS AG	5/15/2020	1
JPY4,078,320	USD37,577	Citibank	5/18/2020	436
JPY4,078,320	USD37,577	Morgan Stanley	5/18/2020	436
USD18,742	MXN442,585	Citibank	5/18/2020	435
USD26,630	CNH187,990	JPMorgan Chase	5/18/2020	83
EUR14,390	USD15,726	HSBC Bank	5/18/2020	49
EUR5,220	USD5,726	JPMorgan Chase	5/18/2020	(4)
CAD27,895	USD19,784	Standard Chartered Bank	5/19/2020	256
USD105,475	EUR96,950	Goldman Sachs	5/19/2020	(807)
DKK4,295	EUR575	HSBC Bank	5/20/2020	— [9]
DKK9,580	EUR1,284	Standard Chartered Bank	5/20/2020	— [9]
EUR38,529	DKK287,625	Bank of America	5/20/2020	(17)
USD6,378	ZAR119,020	Goldman Sachs	5/20/2020	(29)
USD9,588	CAD13,500	JPMorgan Chase	5/20/2020	(110)
USD21,842	ILS78,350	Standard Chartered Bank	5/20/2020	(646)
USD23,545	PLN98,000	Standard Chartered Bank	5/21/2020	(71)
USD12,970	BRL68,060	JPMorgan Chase	5/22/2020	478
USD14,582	EUR13,400	Citibank	5/22/2020	(108)
USD16,708	MYR73,600	Standard Chartered Bank	5/22/2020	(388)
USD35,921	EUR33,320	JPMorgan Chase	5/27/2020	(612)
USD16,599	MYR72,400	HSBC Bank	5/29/2020	(214)
EUR43,290	USD47,092	Morgan Stanley	6/3/2020	379

American Funds Global Balanced Fund	7

Forward currency contracts (continued)

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales			at 4/30/2020
(000)	(000)	Counterparty	Settlement date	(000)
USD34,363	CNH244,200	HSBC Bank	6/3/2020	$(107)
USD16,684	CAD23,700	Goldman Sachs	6/3/2020	(343)
AUD32,530	USD20,738	Morgan Stanley	6/4/2020	463
USD14,676	ILS51,838	Bank of America	6/4/2020	(210)
EUR44,680	USD48,260	Goldman Sachs	6/5/2020	738
CAD63,700	USD45,273	Bank of New York Mellon	6/5/2020	493
GBP13,590	USD16,844	Morgan Stanley	6/5/2020	275
JPY3,520,700	USD32,718	Goldman Sachs	6/5/2020	107
JPY2,606,000	USD24,218	Bank of America	6/5/2020	78
MXN29,300	USD1,191	Barclays Bank PLC	6/5/2020	17
JPY2,239,000	USD21,041	Bank of America	6/5/2020	(167)
USD30,125	MYR130,515	HSBC Bank	6/5/2020	(175)
EUR17,991	USD19,435	JPMorgan Chase	6/8/2020	296
CZK401,100	EUR14,669	JPMorgan Chase	6/8/2020	140
USD8,493	KRW10,466,903	Standard Chartered Bank	6/8/2020	(103)
USD11,181	ZAR213,210	Bank of America	6/8/2020	(274)
USD15,848	CZK401,100	JPMorgan Chase	6/8/2020	(379)
USD124	GBP100	JPMorgan Chase	6/9/2020	(2)
USD29,255	EUR26,930	Morgan Stanley	6/9/2020	(281)
USD57,855	EUR53,260	Goldman Sachs	6/9/2020	(558)
USD10,530	BRL54,100	Standard Chartered Bank	6/25/2020	622
EUR16,720	USD18,318	Barclays Bank PLC	7/6/2020	31
CAD25,750	USD18,397	UBS AG	7/8/2020	105
				$3,563

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	4/30/2020	receipts	at 4/30/2020
Receive	Pay	date	(000)	(000)	(000)	(000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF47,613,000	$(1,254)	$—	$(1,254)
1.01%	6-month HUF-BUBOR	2/25/2022	25,800,000	(58)	—	(58)
0.965%	6-month HUF-BUBOR	2/26/2022	37,066,000	(175)	—	(175)
6-month HUF-BUBOR	1.39%	11/11/2029	5,788,000	229	—	229
6-month HUF-BUBOR	1.80%	1/22/2030	3,719,000	(285)	—	(285)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN92,000	(2,734)	—	(2,734)
6-month HUF-BUBOR	1.845%	2/25/2030	HUF6,284,000	(545)	—	(545)
6-month HUF-BUBOR	1.79%	2/26/2030	6,284,000	(446)	—	(446)
0.0079%	6-month JPY-LIBOR	4/8/2030	¥3,930,000	100	—	100
6-month GBP-LIBOR	1.0062%	1/14/2070	£3,300	(1,408)	—	(1,408)
					$—	$(6,576)

8	American Funds Global Balanced Fund

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

						Unrealized
				Value at	Upfront	appreciation
Receive/		Expiration	Notional	4/30/2020	receipts	at 4/30/2020
Payment frequency	Pay	date	(000)	(000)	(000)	(000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$272,675	$1,805	$(5,365)	$7,170

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $5,044,619,000, which represented 25.66% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $20,063,000, which represented .10% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $480,656,000, which represented 2.44% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 4/30/2020.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD = Australian dollars

BRL = Brazilian reais

BUBOR = Budapest Interbank Offered Rate

CAD = Canadian dollars

CNH/CNY = Chinese yuan renminbi

CZK = Czech korunas

DKK = Danish kroner

EUR/€ = Euros

GBP/£ = British pounds

HUF = Hungarian forints

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

PLN = Polish zloty

SEK = Swedish kronor

USD/$ = U.S. dollars

WIBOR = Warsaw Interbank Offered Rate

ZAR = South African rand

See notes to financial statements.

American Funds Global Balanced Fund	9

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2020	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $18,509,307)		$19,685,360
Cash		6,754
Cash denominated in currencies other than U.S. dollars (cost: $9,418)		9,518
Unrealized appreciation on open forward currency contracts		13,742
Receivables for:
Sales of investments	$163,428
Sales of fund’s shares	12,098
Dividends and interest	81,332
Variation margin on futures contracts	622
Variation margin on swap contracts	180	257,660
		19,973,034
Liabilities:
Unrealized depreciation on open forward currency contracts		10,179
Payables for:
Purchases of investments	279,392
Repurchases of fund’s shares	9,210
Investment advisory services	6,877
Services provided by related parties	2,040
Trustees’ deferred compensation	1,007
Variation margin on futures contracts	138
Variation margin on swap contracts	956
Other	1,774	301,394
Net assets at April 30, 2020		$19,661,461

Net assets consist of:
Capital paid in on shares of beneficial interest		$18,738,681
Total distributable earnings		922,780
Net assets at April 30, 2020		$19,661,461

See notes to financial statements.

10	American Funds Global Balanced Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (623,232 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share
Class A	$5,001,234	158,577		$31.54
Class C	511,616	16,258		31.47
Class T	10	—	*	31.50
Class F-1	163,255	5,174		31.55
Class F-2	2,118,518	67,153		31.55
Class F-3	656,478	20,821		31.53
Class 529-A	250,725	7,955		31.52
Class 529-C	63,955	2,036		31.42
Class 529-E	11,873	377		31.49
Class 529-T	11	—	*	31.50
Class 529-F-1	32,559	1,033		31.53
Class R-1	4,856	154		31.49
Class R-2	41,513	1,321		31.43
Class R-2E	2,722	86		31.47
Class R-3	56,842	1,805		31.49
Class R-4	43,762	1,388		31.53
Class R-5E	3,909	124		31.51
Class R-5	19,249	610		31.58
Class R-6	10,678,374	338,360		31.56

*	Amount less than one thousand.

See notes to financial statements.

American Funds Global Balanced Fund	11

Statement of operations	unaudited
for the six months ended April 30, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $9,700)	$192,788
Interest (net of non-U.S. taxes of $333)	92,644	$285,432
Fees and expenses*:
Investment advisory services	44,781
Distribution services	10,946
Transfer agent services	4,218
Administrative services	3,063
Reports to shareholders	320
Registration statement and prospectus	578
Trustees’ compensation	96
Auditing and legal	111
Custodian	1,063
Other	164	65,340
Net investment income		220,092

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $1,100)	(268,315)
Futures contracts	2,006
Forward currency contracts	3,217
Swap contracts	(13,713)
Currency transactions	(4,622)	(281,427)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(702,816)
Futures contracts	2,174
Forward currency contracts	1,005
Swap contracts	(26)
Currency translations	(942)	(700,605)
Net realized loss and unrealized depreciation		(982,032)

Net decrease in net assets resulting from operations		$(761,940)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

12	American Funds Global Balanced Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	April 30, 2020*	October 31, 2019
Operations:
Net investment income	$220,092	$439,824
Net realized loss	(281,427)	(59,681)
Net unrealized (depreciation) appreciation	(700,605)	1,447,715
Net (decrease) increase in net assets resulting from operations	(761,940)	1,827,858

Distributions paid to shareholders	(177,960)	(403,150)

Net capital share transactions	386,810	2,332,505

Total (decrease) increase in net assets	(553,090)	3,757,213

Net assets:
Beginning of period	20,214,551	16,457,338
End of period	$19,661,461	$20,214,551

*	Unaudited.

See notes to financial statements.

American Funds Global Balanced Fund	13

Notes to financial statements	unaudited

1. Organization

American Funds Global Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

14	American Funds Global Balanced Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

American Funds Global Balanced Fund	15

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund

16	American Funds Global Balanced Fund

(“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information

American Funds Global Balanced Fund	17

and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,756,308	$732,117	$—	$2,488,425
Financials	293,386	1,077,921	—	1,371,307
Communication services	1,118,681	216,386	—	1,335,067
Information technology	1,157,765	162,354	—	1,320,119
Consumer staples	173,098	836,461	—	1,009,559
Industrials	480,748	516,861	—	997,609
Energy	779,449	190,953	—	970,402
Utilities	254,746	624,990	—	879,736
Consumer discretionary	383,317	416,108	—	799,425
Real estate	374,309	59,915	—	434,224
Materials	73,797	210,155	—	283,952
Preferred securities	54,985	398	—	55,383
Convertible bonds	—	12,553	—	12,553
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,039,908	—	3,039,908
U.S. Treasury bonds & notes	—	1,906,364	—	1,906,364
Corporate bonds & notes	—	1,594,883	—	1,594,883
Mortgage-backed obligations	—	426,466	—	426,466
Other bonds & notes	—	12,792	—	12,792
Short-term securities	747,186	—	—	747,186
Total	$7,647,775	$12,037,585	$—	$19,685,360

18	American Funds Global Balanced Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,992	$—	$—	$2,992
Unrealized appreciation on open forward currency contracts	—	13,742	—	13,742
Unrealized appreciation on interest rate swaps	—	329	—	329
Unrealized appreciation on credit default swaps	—	7,170	—	7,170
Liabilities:
Unrealized depreciation on futures contracts	(2,283)	—	—	(2,283)
Unrealized depreciation on open forward currency contracts	—	(10,179)	—	(10,179)
Unrealized depreciation on interest rate swaps	—	(6,905)	—	(6,905)
Total	$709	$4,157	$—	$4,866

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

American Funds Global Balanced Fund	19

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

20	American Funds Global Balanced Fund

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have

American Funds Global Balanced Fund	21

an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in

22	American Funds Global Balanced Fund

excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $1,205,166,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,682,374,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the

American Funds Global Balanced Fund	23

increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $385,793,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain

24	American Funds Global Balanced Fund

or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $308,973,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, April 30, 2020 (dollars in thousands):

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,992	Unrealized depreciation*	$2,283
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	13,742	Unrealized depreciation on open forward currency contracts	10,179
Swap	Interest	Unrealized appreciation*	329	Unrealized depreciation*	6,905
Swap	Credit	Unrealized appreciation*	7,170	Unrealized depreciation*	—
			$24,233		$19,367

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures contracts	$2,006	Net unrealized appreciation on futures contracts	$2,174
Forward currency	Currency	Net realized gain on forward currency contracts	3,217	Net unrealized appreciation on forward currency contracts	1,005
Swap	Interest	Net realized loss on swap contracts	(4,028)	Net unrealized depreciation on swap contracts	(6,694)
Swap	Credit	Net realized loss on swap contracts	(9,685)	Net unrealized appreciation on swap contracts	6,668
			$(8,490)		$3,153

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

American Funds Global Balanced Fund	25

Collateral — The fund participates in a collateral program due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2020, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of America	$459	$(459)	$—	$—	$—
Bank of New York
Mellon	493	—	(230)	—	263
Barclays Bank PLC	48	(48)	—	—	—
Citibank	1,770	(108)	—	(1,662)	—
Goldman Sachs	2,722	(2,672)	—	(50)	—
HSBC Bank	674	(674)	—	—	—
JPMorgan Chase	2,639	(1,107)	(610)	—	922
Morgan Stanley	2,830	(579)	—	(2,240)	11
Standard Chartered Bank	1,373	(1,373)	—	—	—
UBS AG	734	(269)	(370)	—	95
Total	$13,742	$(7,289)	$(1,210)	$(3,952)	$1,291

26	American Funds Global Balanced Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Liabilities:
Bank of America	$907	$(459)	$(448)	$—	$—
Barclays Bank PLC	1,152	(48)	(1,016)	—	88
Citibank	108	(108)	—	—	—
Goldman Sachs	2,672	(2,672)	—	—	—
HSBC Bank	951	(674)	(277)	—	—
JPMorgan Chase	1,107	(1,107)	—	—	—
Morgan Stanley	579	(579)	—	—	—
Standard Chartered Bank	2,434	(1,373)	—	—	1,061
UBS AG	269	(269)	—	—	—
Total	$10,179	$(7,289)	$(1,741)	$—	$1,149

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Global Balanced Fund	27

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$32,117
Capital loss carryforward*	(36,915)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$2,662,660
Gross unrealized depreciation on investments	(1,506,181)
Net unrealized appreciation on investments	1,156,479
Cost of investments	18,539,112

28	American Funds Global Balanced Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2020		Year ended October 31, 2019
Class A	$40,669		$107,946
Class C	2,130		7,535
Class T	—	†	—	†
Class F-1	1,305		3,313
Class F-2	19,477		41,680
Class F-3	6,366		12,736
Class 529-A	1,972		5,169
Class 529-C	249		903
Class 529-E	84		250
Class 529-T	—	†	—	†
Class 529-F-1	298		749
Class R-1	19		61
Class R-2	167		582
Class R-2E	14		35
Class R-3	373		1,007
Class R-4	359		902
Class R-5E	33		52
Class R-5	186		448
Class R-6	104,259		219,782
Total	$177,960		$403,150

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.417% on such assets in excess of $17 billion. For the six months ended April 30, 2020, the investment advisory services fee was $44,781,000, which was equivalent to an annualized rate of 0.439% of average daily net assets.

American Funds Global Balanced Fund	29

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

30	American Funds Global Balanced Fund

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds Global Balanced Fund	31

For the six months ended April 30, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$6,901	$2,388		$796		Not applicable
Class C	2,747	250		83		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	215	110		26		Not applicable
Class F-2	Not applicable	1,206		328		Not applicable
Class F-3	Not applicable	14		101		Not applicable
Class 529-A	305	106		39		$82
Class 529-C	339	28		10		22
Class 529-E	32	2		2		4
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	14		5		11
Class R-1	25	3		1		Not applicable
Class R-2	166	77		7		Not applicable
Class R-2E	8	3		—	*	Not applicable
Class R-3	150	43		9		Not applicable
Class R-4	58	22		7		Not applicable
Class R-5E	Not applicable	3		—	*	Not applicable
Class R-5	Not applicable	5		3		Not applicable
Class R-6	Not applicable	(56	)†	1,646		Not applicable
Total class-specific expenses	$10,946	$4,218		$3,063		$119

*	Amount less than one thousand.
†	Amount is due to over accruals of prior year expenses.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $96,000 in the fund’s statement of operations reflects $148,000 in current fees (either paid in cash or deferred) and a net decrease of $52,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

32	American Funds Global Balanced Fund

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $389,518,000 and $233,229,000, respectively, which generated $19,928,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2020.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$269,263	8,290	$40,118		1,299		$(492,278)	(15,654)	$(182,897)	(6,065)
Class C	27,054	828	2,103		66		(69,465)	(2,171)	(40,308)	(1,277)
Class T	—	—	—		—		—	—	—	—
Class F-1	18,242	558	1,289		42		(23,673)	(744)	(4,142)	(144)
Class F-2	414,287	12,741	18,568		605		(345,113)	(11,043)	87,742	2,303
Class F-3	124,217	3,802	6,146		201		(88,762)	(2,830)	41,601	1,173
Class 529-A	19,247	583	1,972		64		(24,723)	(759)	(3,504)	(112)
Class 529-C	3,769	115	249		8		(9,566)	(293)	(5,548)	(170)
Class 529-E	901	28	83		2		(2,028)	(63)	(1,044)	(33)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	3,419	104	298		10		(4,223)	(131)	(506)	(17)
Class R-1	412	12	19		1		(294)	(10)	137	3
Class R-2	6,244	194	167		5		(8,975)	(280)	(2,564)	(81)
Class R-2E	532	16	14		—		(355)	(11)	191	5
Class R-3	5,673	174	371		12		(8,041)	(252)	(1,997)	(66)
Class R-4	4,481	138	359		12		(7,959)	(245)	(3,119)	(95)
Class R-5E	1,741	52	33		1		(1,024)	(32)	750	21
Class R-5	2,384	73	183		6		(2,894)	(92)	(327)	(13)
Class R-6	963,268	29,153	104,254		3,402		(565,177)	(18,281)	502,345	14,274
Total net increase (decrease)	$1,865,134	56,861	$176,226		5,736		$(1,654,550)	(52,891)	$386,810	9,706

See end of tables for footnotes.

American Funds Global Balanced Fund	33

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$658,203	21,060	$106,592		3,355		$(852,252)	(27,002)	$(87,457)	(2,587)
Class C	68,646	2,193	7,445		235		(153,791)	(4,856)	(77,700)	(2,428)
Class T	—	—	—		—		—	—	—	—
Class F-1	45,858	1,446	3,273		103		(44,917)	(1,418)	4,214	131
Class F-2	864,918	27,319	39,365		1,236		(513,975)	(16,303)	390,308	12,252
Class F-3	287,619	9,047	11,833		370		(114,268)	(3,600)	185,184	5,817
Class 529-A	37,303	1,175	5,165		163		(50,911)	(1,603)	(8,443)	(265)
Class 529-C	10,881	344	901		28		(20,110)	(635)	(8,328)	(263)
Class 529-E	2,105	66	250		8		(3,866)	(121)	(1,511)	(47)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	7,556	240	748		23		(8,097)	(255)	207	8
Class R-1	710	22	61		2		(1,033)	(32)	(262)	(8)
Class R-2	10,678	339	582		18		(12,520)	(397)	(1,260)	(40)
Class R-2E	1,005	32	35		1		(310)	(10)	730	23
Class R-3	13,374	423	1,004		32		(14,718)	(466)	(340)	(11)
Class R-4	13,667	432	902		28		(11,123)	(353)	3,446	107
Class R-5E	2,419	75	51		2		(960)	(30)	1,510	47
Class R-5	5,877	184	442		14		(9,834)	(310)	(3,515)	(112)
Class R-6	1,819,656	56,791	219,777		6,900		(103,711)	(3,224)	1,935,722	60,467
Total net increase (decrease)	$3,850,475	121,188	$398,426		12,518		$(1,916,396)	(60,615)	$2,332,505	73,091

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $8,548,139,000 and $7,328,806,000, respectively, during the six months ended April 30, 2020.

34	American Funds Global Balanced Fund

10. Ownership concentration

At April 30, 2020, the fund had one shareholder, American Funds Moderate Growth and Income Portfolio, with aggregate ownership of the fund’s outstanding shares of 10%. CRMC is the investment adviser to American Funds Moderate Growth and Income Portfolio.

American Funds Global Balanced Fund	35

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
4/30/2020[5,6]	$32.93	$.32	$(1.46)	$(1.14)
10/31/2019	30.44	.71	2.43	3.14
10/31/2018	32.48	.70	(1.58)	(.88)
10/31/2017	29.66	.60	2.78	3.38
10/31/2016	29.66	.59	.50	1.09
10/31/2015	31.49	.52	(1.27)	(.75)
Class C:
4/30/2020[5,6]	32.85	.20	(1.46)	(1.26)
10/31/2019	30.36	.47	2.42	2.89
10/31/2018	32.39	.45	(1.56)	(1.11)
10/31/2017	29.58	.36	2.77	3.13
10/31/2016	29.58	.35	.50	.85
10/31/2015	31.42	.28	(1.28)	(1.00)
Class T:
4/30/2020[5,6]	32.91	.35	(1.47)	(1.12)
10/31/2019	30.43	.78	2.43	3.21
10/31/2018	32.48	.76	(1.57)	(.81)
10/31/2017[5,11]	30.58	.38	1.86	2.24
Class F-1:
4/30/2020[5,6]	32.95	.31	(1.46)	(1.15)
10/31/2019	30.45	.70	2.43	3.13
10/31/2018	32.49	.69	(1.58)	(.89)
10/31/2017	29.66	.59	2.78	3.37
10/31/2016	29.66	.57	.50	1.07
10/31/2015	31.50	.50	(1.28)	(.78)
Class F-2:
4/30/2020[5,6]	32.95	.36	(1.47)	(1.11)
10/31/2019	30.46	.78	2.43	3.21
10/31/2018	32.50	.77	(1.57)	(.80)
10/31/2017	29.68	.67	2.78	3.45
10/31/2016	29.67	.65	.51	1.16
10/31/2015	31.51	.59	(1.29)	(.70)
Class F-3:
4/30/2020[5,6]	32.93	.37	(1.46)	(1.09)
10/31/2019	30.44	.81	2.43	3.24
10/31/2018	32.48	.80	(1.57)	(.77)
10/31/2017[5,12]	30.03	.52	2.40	2.92

36	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[4]		Ratio of expenses to average net assets after reimbursements[3,4]		Ratio of net income to average net assets[3]

$(.25)	$—	$(.25)	$31.54	(3.45)%[7]	$5,001		.84%[8]		.84%[8]		1.95%[8]
(.65)	—	(.65)	32.93	10.40	5,422		.83		.83		2.24
(.68)	(.48)	(1.16)	30.44	(2.85)	5,091		.84		.84		2.15
(.56)	—	(.56)	32.48	11.51	5,049		.85		.85		1.95
(.54)	(.55)	(1.09)	29.66	3.78	4,554		.85		.85		2.02
(.36)	(.72)	(1.08)	29.66	(2.42)	4,550		.85		.85		1.72

(.12)	—	(.12)	31.47	(3.82)[7]	512		1.57	[8]	1.57	[8]	1.22	[8]
(.40)	—	(.40)	32.85	9.57	576		1.59		1.59		1.48
(.44)	(.48)	(.92)	30.36	(3.58)	606		1.61		1.61		1.39
(.32)	—	(.32)	32.39	10.64	636		1.63		1.63		1.17
(.30)	(.55)	(.85)	29.58	2.97	616		1.65		1.65		1.21
(.12)	(.72)	(.84)	29.58	(3.23)	616		1.65		1.65		.93

(.29)	—	(.29)	31.50	(3.37)[7,9]	—	[10]	.58	[8,9]	.58	[8,9]	2.16	[8,9]
(.73)	—	(.73)	32.91	10.65 [9]	—	[10]	.58	[9]	.58	[9]	2.45	[9]
(.76)	(.48)	(1.24)	30.43	(2.67)[9]	—	[10]	.62	[9]	.62	[9]	2.34	[9]
(.34)	—	(.34)	32.48	7.36 [7,9]	—	[10]	.62	[8,9]	.62	[8,9]	2.12	[8,9]

(.25)	—	(.25)	31.55	(3.48)[7]	163		.87	[8]	.87	[8]	1.93	[8]
(.63)	—	(.63)	32.95	10.37	175		.88		.88		2.18
(.67)	(.48)	(1.15)	30.45	(2.90)	158		.89		.89		2.12
(.54)	—	(.54)	32.49	11.43	167		.90		.90		1.90
(.52)	(.55)	(1.07)	29.66	3.76	191		.91		.91		1.96
(.34)	(.72)	(1.06)	29.66	(2.51)	183		.91		.91		1.66

(.29)	—	(.29)	31.55	(3.34)[7]	2,118		.60	[8]	.60	[8]	2.20	[8]
(.72)	—	(.72)	32.95	10.63	2,137		.61		.61		2.44
(.76)	(.48)	(1.24)	30.46	(2.63)	1,602		.62		.62		2.38
(.63)	—	(.63)	32.50	11.75	1,119		.64		.64		2.16
(.60)	(.55)	(1.15)	29.68	4.03	698		.65		.65		2.21
(.42)	(.72)	(1.14)	29.67	(2.24)	532		.65		.65		1.94

(.31)	—	(.31)	31.53	(3.28)[7]	656		.49	[8]	.49	[8]	2.30	[8]
(.75)	—	(.75)	32.93	10.75	647		.51		.51		2.54
(.79)	(.48)	(1.27)	30.44	(2.54)	421		.52		.52		2.48
(.47)	—	(.47)	32.48	9.78 [7]	271		.53	[8]	.53	[8]	2.14	[8]

See end of table for footnotes.

American Funds Global Balanced Fund	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
4/30/2020[5,6]	$32.91	$.31	$(1.45)	$(1.14)
10/31/2019	30.42	.69	2.43	3.12
10/31/2018	32.47	.68	(1.58)	(.90)
10/31/2017	29.64	.59	2.79	3.38
10/31/2016	29.64	.57	.49	1.06
10/31/2015	31.48	.50	(1.28)	(.78)
Class 529-C:
4/30/2020[5,6]	32.79	.19	(1.44)	(1.25)
10/31/2019	30.31	.45	2.41	2.86
10/31/2018	32.34	.43	(1.57)	(1.14)
10/31/2017	29.53	.34	2.78	3.12
10/31/2016	29.53	.33	.51	.84
10/31/2015	31.37	.26	(1.28)	(1.02)
Class 529-E:
4/30/2020[5,6]	32.88	.28	(1.46)	(1.18)
10/31/2019	30.39	.63	2.42	3.05
10/31/2018	32.43	.61	(1.57)	(.96)
10/31/2017	29.61	.52	2.78	3.30
10/31/2016	29.61	.50	.50	1.00
10/31/2015	31.45	.42	(1.28)	(.86)
Class 529-T:
4/30/2020[5,6]	32.91	.34	(1.46)	(1.12)
10/31/2019	30.43	.75	2.44	3.19
10/31/2018	32.48	.75	(1.57)	(.82)
10/31/2017[5,11]	30.58	.37	1.86	2.23
Class 529-F-1:
4/30/2020[5,6]	32.93	.35	(1.46)	(1.11)
10/31/2019	30.44	.77	2.42	3.19
10/31/2018	32.48	.75	(1.56)	(.81)
10/31/2017	29.66	.65	2.78	3.43
10/31/2016	29.65	.63	.51	1.14
10/31/2015	31.50	.56	(1.29)	(.73)
Class R-1:
4/30/2020[5,6]	32.88	.19	(1.46)	(1.27)
10/31/2019	30.38	.47	2.42	2.89
10/31/2018	32.42	.44	(1.57)	(1.13)
10/31/2017	29.59	.37	2.77	3.14
10/31/2016	29.59	.38	.50	.88
10/31/2015	31.43	.31	(1.28)	(.97)

38	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[4]		Ratio of expenses to average net assets after reimbursements[3,4]		Ratio of net income to average net assets[3]

$(.25)	$—	$(.25)	$31.52	(3.46)%[7]	$251		.87%[8]		.87%[8]		1.93%[8]
(.63)	—	(.63)	32.91	10.34	266		.88		.88		2.19
(.67)	(.48)	(1.15)	30.42	(2.93)	253		.89		.89		2.11
(.55)	—	(.55)	32.47	11.50	241		.90		.90		1.90
(.51)	(.55)	(1.06)	29.64	3.70	207		.93		.93		1.94
(.34)	(.72)	(1.06)	29.64	(2.53)	199		.93		.93		1.65

(.12)	—	(.12)	31.42	(3.83)[7]	64		1.62	[8]	1.62	[8]	1.17	[8]
(.38)	—	(.38)	32.79	9.50	72		1.64		1.64		1.43
(.41)	(.48)	(.89)	30.31	(3.66)	75		1.66		1.66		1.33
(.31)	—	(.31)	32.34	10.61	87		1.69		1.69		1.11
(.29)	(.55)	(.84)	29.53	2.91	78		1.72		1.72		1.15
(.10)	(.72)	(.82)	29.53	(3.30)	77		1.73		1.73		.85

(.21)	—	(.21)	31.49	(3.58)[7]	12		1.08	[8]	1.08	[8]	1.71	[8]
(.56)	—	(.56)	32.88	10.11	13		1.10		1.10		1.97
(.60)	(.48)	(1.08)	30.39	(3.13)	14		1.12		1.12		1.88
(.48)	—	(.48)	32.43	11.19	14		1.13		1.13		1.67
(.45)	(.55)	(1.00)	29.61	3.51	12		1.16		1.16		1.71
(.26)	(.72)	(.98)	29.61	(2.77)	12		1.18		1.18		1.40

(.29)	—	(.29)	31.50	(3.39)[7,9]	—	[10]	.63	[8,9]	.63	[8,9]	2.11	[8,9]
(.71)	—	(.71)	32.91	10.57 [9]	—	[10]	.64	[9]	.64	[9]	2.37	[9]
(.75)	(.48)	(1.23)	30.43	(2.71)[9]	—	[10]	.65	[9]	.65	[9]	2.31	[9]
(.33)	—	(.33)	32.48	7.33 [7,9]	—	[10]	.68	[8,9]	.68	[8,9]	2.06	[8,9]

(.29)	—	(.29)	31.53	(3.36)[7]	33		.63	[8]	.63	[8]	2.16	[8]
(.70)	—	(.70)	32.93	10.60	35		.65		.65		2.42
(.75)	(.48)	(1.23)	30.44	(2.67)	32		.66		.66		2.33
(.61)	—	(.61)	32.48	11.69	22		.69		.69		2.11
(.58)	(.55)	(1.13)	29.66	3.95	17		.72		.72		2.15
(.40)	(.72)	(1.12)	29.65	(2.34)	14		.72		.72		1.86

(.12)	—	(.12)	31.49	(3.85)[7]	5		1.60	[8]	1.60	[8]	1.20	[8]
(.39)	—	(.39)	32.88	9.57	5		1.61		1.61		1.47
(.43)	(.48)	(.91)	30.38	(3.62)	5		1.62		1.62		1.37
(.31)	—	(.31)	32.42	10.68	5		1.63		1.63		1.19
(.33)	(.55)	(.88)	29.59	3.04	7		1.58		1.58		1.30
(.15)	(.72)	(.87)	29.59	(3.12)[9]	8		1.54	[9]	1.54	[9]	1.04	[9]

See end of table for footnotes.

American Funds Global Balanced Fund	39

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
4/30/2020[5,6]	$32.80	$.20	$(1.45)	$(1.25)
10/31/2019	30.33	.47	2.41	2.88
10/31/2018	32.37	.45	(1.57)	(1.12)
10/31/2017	29.55	.37	2.78	3.15
10/31/2016	29.56	.36	.49	.85
10/31/2015	31.40	.29	(1.28)	(.99)
Class R-2E:
4/30/2020[5,6]	32.86	.24	(1.46)	(1.22)
10/31/2019	30.37	.56	2.43	2.99
10/31/2018	32.44	.56	(1.59)	(1.03)
10/31/2017	29.64	.46	2.78	3.24
10/31/2016	29.63	.41	.58	.99
10/31/2015	31.48	.51	(1.28)	(.77)
Class R-3:
4/30/2020[5,6]	32.87	.27	(1.45)	(1.18)
10/31/2019	30.39	.61	2.41	3.02
10/31/2018	32.43	.59	(1.57)	(.98)
10/31/2017	29.61	.51	2.78	3.29
10/31/2016	29.61	.49	.50	.99
10/31/2015	31.45	.42	(1.27)	(.85)
Class R-4:
4/30/2020[5,6]	32.93	.32	(1.47)	(1.15)
10/31/2019	30.44	.70	2.43	3.13
10/31/2018	32.48	.69	(1.57)	(.88)
10/31/2017	29.66	.60	2.78	3.38
10/31/2016	29.66	.57	.51	1.08
10/31/2015	31.50	.52	(1.29)	(.77)
Class R-5E:
4/30/2020[5,6]	32.92	.35	(1.47)	(1.12)
10/31/2019	30.43	.76	2.44	3.20
10/31/2018	32.48	.73	(1.54)	(.81)
10/31/2017	29.64	.69	2.79	3.48
10/31/2016[5,13]	29.46	.59	.72	1.31
Class R-5:
4/30/2020[5,6]	32.98	.37	(1.47)	(1.10)
10/31/2019	30.48	.79	2.44	3.23
10/31/2018	32.53	.79	(1.59)	(.80)
10/31/2017	29.70	.69	2.79	3.48
10/31/2016	29.70	.67	.49	1.16
10/31/2015	31.54	.60	(1.28)	(.68)

40	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[4]		Ratio of expenses to average net assets after reimbursements[3,4]		Ratio of net income to average net assets[3]

$(.12)	$—	$(.12)	$31.43	(3.81)%[7]	$41		1.59%[8]		1.59%[8]		1.20%[8]
(.41)	—	(.41)	32.80	9.54	46		1.59		1.59		1.47
(.44)	(.48)	(.92)	30.33	(3.57)	44		1.60		1.60		1.39
(.33)	—	(.33)	32.37	10.68	48		1.60		1.60		1.20
(.31)	(.55)	(.86)	29.55	2.97	44		1.64		1.64		1.22
(.13)	(.72)	(.85)	29.56	(3.19)	41		1.62		1.62		.96

(.17)	—	(.17)	31.47	(3.69)[7]	3		1.30	[8]	1.30	[8]	1.49	[8]
(.50)	—	(.50)	32.86	9.92	3		1.30		1.30		1.75
(.56)	(.48)	(1.04)	30.37	(3.34)	2		1.31		1.31		1.75
(.44)	—	(.44)	32.44	11.01	1		1.33		1.33		1.48
(.43)	(.55)	(.98)	29.64	3.45	—	[10]	1.35		1.32		1.42
(.36)	(.72)	(1.08)	29.63	(2.48)[9]	—	[10]	.90	[9]	.90	[9]	1.69	[9]

(.20)	—	(.20)	31.49	(3.57)[7]	57		1.13	[8]	1.13	[8]	1.66	[8]
(.54)	—	(.54)	32.87	10.03	62		1.15		1.15		1.91
(.58)	(.48)	(1.06)	30.39	(3.16)	57		1.16		1.16		1.83
(.47)	—	(.47)	32.43	11.18	54		1.16		1.16		1.65
(.44)	(.55)	(.99)	29.61	3.45	50		1.20		1.20		1.68
(.27)	(.72)	(.99)	29.61	(2.75)	45		1.18		1.18		1.40

(.25)	—	(.25)	31.53	(3.44)[7]	44		.83	[8]	.83	[8]	1.96	[8]
(.64)	—	(.64)	32.93	10.37	49		.85		.85		2.21
(.68)	(.48)	(1.16)	30.44	(2.87)	42		.86		.86		2.14
(.56)	—	(.56)	32.48	11.49	36		.87		.87		1.94
(.53)	(.55)	(1.08)	29.66	3.74	27		.90		.90		1.96
(.35)	(.72)	(1.07)	29.66	(2.47)	25		.88		.88		1.71

(.29)	—	(.29)	31.51	(3.36)[7]	4		.65	[8]	.65	[8]	2.17	[8]
(.71)	—	(.71)	32.92	10.58	3		.65		.65		2.38
(.76)	(.48)	(1.24)	30.43	(2.66)	1		.65		.65		2.31
(.64)	—	(.64)	32.48	11.86	—	[10]	.75		.57		2.23
(.58)	(.55)	(1.13)	29.64	4.58 [7]	—	[10]	.75	[8]	.75	[8]	2.13	[8]

(.30)	—	(.30)	31.58	(3.31)[7]	19		.54	[8]	.54	[8]	2.25	[8]
(.73)	—	(.73)	32.98	10.71	21		.56		.56		2.47
(.77)	(.48)	(1.25)	30.48	(2.61)	22		.57		.57		2.43
(.65)	—	(.65)	32.53	11.84	20		.58		.58		2.22
(.61)	(.55)	(1.16)	29.70	4.04	8		.60		.60		2.28
(.44)	(.72)	(1.16)	29.70	(2.19)	6		.60		.60		1.97

See end of table for footnotes.

American Funds Global Balanced Fund	41

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
4/30/2020[5,6]	$32.96	$.38	$(1.47)	$(1.09)
10/31/2019	30.47	.81	2.43	3.24
10/31/2018	32.51	.80	(1.57)	(.77)
10/31/2017	29.68	.70	2.79	3.49
10/31/2016	29.68	.68	.50	1.18
10/31/2015	31.52	.65	(1.32)	(.67)

	Six months ended	Year ended October 31,
Portfolio turnover rate for all share classes[14,15]	April 30, 2020[5,6,7]	2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	39%	44%	45%	37%	39%	46%
Including mortgage dollar roll transactions	43%	60%	59%	44%	59%	85%

See notes to financial statements.

42	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements[4]	Ratio of expenses to average net assets after reimbursements[3,4]	Ratio of net income to average net assets[3]

$(.31)	$—	$(.31)	$31.56	(3.28)%[7]	$10,678	.49%[8]	.49%[8]	2.31%[8]
(.75)	—	(.75)	32.96	10.74	10,683	.50	.50	2.55
(.79)	(.48)	(1.27)	30.47	(2.53)	8,032	.52	.52	2.48
(.66)	—	(.66)	32.51	11.90	6,475	.53	.53	2.27
(.63)	(.55)	(1.18)	29.68	4.10	3,993	.54	.54	2.33
(.45)	(.72)	(1.17)	29.68	(2.14)	2,893	.54	.54	2.16

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

American Funds Global Balanced Fund	43

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2019, through April 30, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	American Funds Global Balanced Fund

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$965.53	$4.11	.84%
Class A – assumed 5% return	1,000.00	1,020.69	4.22	.84
Class C – actual return	1,000.00	961.75	7.66	1.57
Class C – assumed 5% return	1,000.00	1,017.06	7.87	1.57
Class T – actual return	1,000.00	966.33	2.84	.58
Class T – assumed 5% return	1,000.00	1,021.98	2.92	.58
Class F-1 – actual return	1,000.00	965.18	4.25	.87
Class F-1 – assumed 5% return	1,000.00	1,020.54	4.37	.87
Class F-2 – actual return	1,000.00	966.60	2.93	.60
Class F-2 – assumed 5% return	1,000.00	1,021.88	3.02	.60
Class F-3 – actual return	1,000.00	967.15	2.40	.49
Class F-3 – assumed 5% return	1,000.00	1,022.43	2.46	.49
Class 529-A – actual return	1,000.00	965.43	4.25	.87
Class 529-A – assumed 5% return	1,000.00	1,020.54	4.37	.87
Class 529-C – actual return	1,000.00	961.73	7.90	1.62
Class 529-C – assumed 5% return	1,000.00	1,016.81	8.12	1.62
Class 529-E – actual return	1,000.00	964.22	5.27	1.08
Class 529-E – assumed 5% return	1,000.00	1,019.49	5.42	1.08
Class 529-T – actual return	1,000.00	966.07	3.08	.63
Class 529-T – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class 529-F-1 – actual return	1,000.00	966.39	3.08	.63
Class 529-F-1 – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class R-1 – actual return	1,000.00	961.52	7.80	1.60
Class R-1 – assumed 5% return	1,000.00	1,016.91	8.02	1.60
Class R-2 – actual return	1,000.00	961.95	7.76	1.59
Class R-2 – assumed 5% return	1,000.00	1,016.96	7.97	1.59
Class R-2E – actual return	1,000.00	963.08	6.35	1.30
Class R-2E – assumed 5% return	1,000.00	1,018.40	6.52	1.30
Class R-3 – actual return	1,000.00	964.26	5.52	1.13
Class R-3 – assumed 5% return	1,000.00	1,019.24	5.67	1.13
Class R-4 – actual return	1,000.00	965.57	4.06	.83
Class R-4 – assumed 5% return	1,000.00	1,020.74	4.17	.83
Class R-5E – actual return	1,000.00	966.38	3.18	.65
Class R-5E – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class R-5 – actual return	1,000.00	966.95	2.64	.54
Class R-5 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class R-6 – actual return	1,000.00	967.22	2.40	.49
Class R-6 – assumed 5% return	1,000.00	1,022.43	2.46	.49

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

American Funds Global Balanced Fund	45

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

46	American Funds Global Balanced Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Global Balanced Fund	47

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

48	American Funds Global Balanced Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American Funds Global Balanced Fund	49

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50	American Funds Global Balanced Fund

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American Funds Global Balanced Fund	51

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American Funds Global Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete April 30, 2020, portfolio of American Funds Global Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Global Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Global Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages in connection therewith.

American Funds Distributors, Inc., member of FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Global Balanced FundSM

Investment portfolio

April 30, 2020

unaudited

Common stocks 60.48% Health care 12.66%	Shares	Value (000)
Gilead Sciences, Inc.	4,291,300	$360,469
Abbott Laboratories	3,483,079	320,757
Novartis AG1	3,252,250	277,437
UnitedHealth Group Inc.	869,100	254,186
Daiichi Sankyo Co., Ltd.1	2,862,000	195,486
AbbVie Inc.	1,917,800	157,643
GlaxoSmithKline PLC1	7,463,200	156,251
Amgen Inc.	563,546	134,811
Zimmer Biomet Holdings, Inc.	994,000	118,982
Thermo Fisher Scientific Inc.	354,400	118,611
Cigna Corp.	460,000	90,059
Stryker Corp.	446,650	83,269
Humana Inc.	205,000	78,273
Sanofi1	486,000	47,547
BioMarin Pharmaceutical Inc.2	426,517	39,248
Chugai Pharmaceutical Co., Ltd.1	282,900	33,559
Alcon Inc.1,2	261,680	13,825
Grifols, SA, Class A, non-registered shares1	235,172	8,012
		2,488,425
Financials 6.98%
Zurich Insurance Group AG1	734,301	234,079
B3 SA - Brasil, Bolsa, Balcao	17,105,700	120,856
BNP Paribas SA1	3,478,315	109,482
DBS Group Holdings Ltd.1	7,293,100	102,227
Ping An Insurance (Group) Co. of China, Ltd., Class H1	5,859,000	59,409
Ping An Insurance (Group) Co. of China, Ltd., Class A1	691,969	7,204
China Pacific Insurance (Group) Co., Ltd., Class H1	18,971,000	61,601
Barclays PLC1	39,775,000	53,138
Sony Financial Holdings Inc.1	2,627,800	50,214
AIA Group Ltd.1	5,454,200	49,647
CME Group Inc., Class A	233,500	41,612
S&P Global Inc.	137,700	40,330
Housing Development Finance Corp. Ltd.1	1,600,000	40,323
EXOR NV1	730,000	40,015
HDFC Bank Ltd.1	3,013,810	39,815
QBE Insurance Group Ltd.1	7,247,928	39,016
Bank Rakyat Indonesia (Persero) Tbk PT1	193,704,800	35,385
Banco Santander, SA1	15,342,000	34,304
Société Générale1	2,040,672	31,944
Deutsche Bank AG1	3,676,019	27,378
BOC Hong Kong (Holdings) Ltd.1	8,639,584	26,206
Wells Fargo & Co.	893,400	25,953
JPMorgan Chase & Co.	255,000	24,419
American Express Co.	265,000	24,181
Intesa Sanpaolo SpA1	11,660,000	18,228
Principal Financial Group, Inc.	440,400	16,035

American Funds Global Balanced Fund — Page 1 of 21

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
Kotak Mahindra Bank Ltd.1	610,000	$10,959
ICICI Bank Ltd.1	1,469,000	7,347
		1,371,307
Communication services 6.79%
Netflix, Inc.2	840,550	352,905
Facebook, Inc., Class A2	1,448,900	296,605
Alphabet Inc., Class A2	106,675	143,659
Alphabet Inc., Class C2	42,671	57,549
BCE Inc. (CAD denominated)	2,780,000	112,422
Yandex NV, Class A2	2,847,086	107,563
SoftBank Group Corp.1	2,134,500	91,293
Tencent Holdings Ltd.1	1,385,200	73,489
Comcast Corp., Class A	1,275,000	47,978
LG Uplus Corp.1	3,653,158	40,161
Bharti Infratel Ltd.1	4,947,817	11,443
		1,335,067
Information technology 6.71%
Microsoft Corp.	2,523,800	452,290
Broadcom Inc.	1,601,900	435,108
Taiwan Semiconductor Manufacturing Co., Ltd.1	8,422,200	84,639
ASML Holding NV1	250,400	74,381
Atlassian Corp. PLC, Class A2	399,986	62,194
Adobe Inc.2	156,000	55,168
PagSeguro Digital Ltd., Class A2	2,001,000	50,685
Intel Corp.	830,000	49,784
Accenture PLC, Class A	190,700	35,316
PayPal Holdings, Inc.2	140,000	17,220
SK hynix, Inc.1	49,000	3,334
		1,320,119
Consumer staples 5.14%
British American Tobacco PLC1	5,927,780	230,203
British American Tobacco PLC (ADR)	339,916	12,968
Imperial Brands PLC1	8,222,500	174,028
Philip Morris International Inc.	1,811,618	135,147
Nestlé SA1	1,220,600	128,939
Pernod Ricard SA1	721,424	110,078
Kirin Holdings Co., Ltd.1	3,805,300	73,315
ITC Ltd.1	26,584,000	63,588
Kweichow Moutai Co., Ltd., Class A1	234,954	41,576
Altria Group, Inc.	636,500	24,983
Shiseido Co., Ltd.1	153,000	9,025
Thai Beverage PCL1	11,785,200	5,709
		1,009,559
Industrials 5.07%
General Dynamics Corp.	1,014,400	132,501
L3Harris Technologies, Inc.	645,000	124,936
BAE Systems PLC1	16,391,328	105,078
Raytheon Technologies Corp.	1,480,300	95,938
Airports of Thailand PCL, foreign registered1	41,041,000	78,296
Aena SME, SA, non-registered shares1,2	515,000	65,188
VINCI SA1	650,000	53,280

American Funds Global Balanced Fund — Page 2 of 21

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Recruit Holdings Co., Ltd.1	1,698,300	$49,821
CSX Corp.	700,000	46,361
Komatsu Ltd.1	2,409,800	45,942
Melrose Industries PLC1	34,422,000	43,331
Airbus SE, non-registered shares1,2	592,500	37,667
Union Pacific Corp.	216,300	34,563
Carrier Global Corp.2	1,500,000	26,565
ASSA ABLOY AB, Class B1	1,108,000	19,950
Boeing Co.	141,000	19,884
Sydney Airport, units1	4,297,850	17,485
SMC Corp.1	1,800	823
		997,609
Energy 4.94%
Canadian Natural Resources, Ltd. (CAD denominated)	15,614,779	261,490
EOG Resources, Inc.	3,602,000	171,131
BP PLC1	30,227,698	119,359
Noble Energy, Inc.	11,800,000	115,758
Exxon Mobil Corp.	1,237,200	57,493
Baker Hughes Co., Class A	4,020,000	56,079
Royal Dutch Shell PLC, Class B1	3,029,600	49,176
Cenovus Energy Inc.	12,910,000	46,838
Chevron Corp.	506,100	46,561
TC Energy Corp. (CAD denominated)	523,647	24,099
TOTAL SA1	621,734	22,418
		970,402
Utilities 4.47%
E.ON SE1	27,988,700	280,134
Dominion Energy, Inc.	1,666,900	128,568
China Gas Holdings Ltd.1	35,160,946	128,345
SSE PLC1	4,897,943	77,197
Duke Energy Corp.	796,600	67,440
DTE Energy Co.	559,600	58,053
National Grid PLC1	4,669,897	54,968
ENN Energy Holdings Ltd.1	3,816,000	42,416
Iberdrola, SA, non-registered shares1	3,510,865	35,195
ENGIE SA1	620,000	6,735
Sempra Energy	5,530	685
		879,736
Consumer discretionary 4.07%
Alibaba Group Holding Ltd. (ADR)2	752,600	152,530
LVMH Moët Hennessy-Louis Vuitton SE1	385,000	148,914
Kering SA1	189,433	95,668
Amazon.com, Inc.2	36,325	89,868
General Motors Co.	3,808,761	84,897
GVC Holdings PLC1	5,063,000	48,141
Levi Strauss & Co., Class A	3,000,000	38,670
Sony Corp.1	600,000	38,493
Sands China Ltd.1	9,249,500	37,191
Meituan Dianping, Class B1,2	1,855,400	24,647

American Funds Global Balanced Fund — Page 3 of 21

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
adidas AG1	100,718	$23,054
Las Vegas Sands Corp.	361,350	17,352
		799,425
Real estate 2.21%
Crown Castle International Corp. REIT	1,113,300	177,493
Digital Realty Trust, Inc. REIT	450,000	67,271
Equinix, Inc. REIT	77,919	52,611
Alexandria Real Estate Equities, Inc. REIT	294,000	46,184
Sun Hung Kai Properties Ltd.1	2,274,000	30,771
China Overseas Land & Investment Ltd.1	6,668,000	24,034
American Campus Communities, Inc. REIT	648,800	22,896
American Tower Corp. REIT	33,000	7,854
CK Asset Holdings Ltd.1	826,500	5,110
		434,224
Materials 1.44%
Rio Tinto PLC1	1,336,500	62,116
BHP Group PLC1	2,934,000	49,275
Fortescue Metals Group Ltd.1	5,260,000	40,319
Vale SA, ordinary nominative (ADR)	4,334,835	35,762
Asahi Kasei Corp.1	3,581,999	25,314
Dow Inc.	555,000	20,363
CRH PLC1	595,949	18,017
WestRock Co.	371,800	11,968
Shin-Etsu Chemical Co., Ltd.1	51,600	5,717
Linde PLC	31,000	5,704
BASF SE1	95,600	4,914
Air Liquide SA, non-registered shares1	35,200	4,483
		283,952
Total common stocks (cost: $10,846,992,000)		11,889,825
Preferred securities 0.28% Financials 0.22%
Itaú Unibanco Holding SA, preferred nominative (ADR)	4,237,000	17,838
Fannie Mae, Series S, 8.25% noncumulative, preferred shares2	1,694,625	11,574
Fannie Mae, Series T, 8.25% noncumulative, preferred shares2	167,000	992
Fannie Mae, Series R, 7.625% noncumulative, preferred shares2	104,000	588
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative, preferred shares2	1,776,650	11,939
		42,931
Energy 0.06%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	1,132,901	7,556
Petróleo Brasileiro SA (Petrobras), preferred nominative	1,355,000	4,498
		12,054
Health care 0.00%
Grifols, SA, Class B, nonvoting preferred, non-registered shares1	19,228	398
Total preferred securities (cost: $81,804,000)		55,383

American Funds Global Balanced Fund — Page 4 of 21

unaudited

Convertible bonds 0.06% Consumer discretionary 0.06%	Principal amount (000)	Value (000)
Carnival Corp., convertible notes, 5.75% 20233	$7,434	$12,553
Total convertible bonds (cost: $7,434,000)		12,553
Bonds, notes & other debt instruments 35.50% Bonds & notes of governments & government agencies outside the U.S. 15.46%
Abu Dhabi (Emirate of) 2.50% 20223	11,100	11,350
Abu Dhabi (Emirate of) 2.50% 20253	2,015	2,081
Abu Dhabi (Emirate of) 3.125% 20273	7,100	7,574
Argentina (Central Bank of) 1.40% 20234	ARS437,111	2,948
Argentine Republic 4.00% 20234	27,274	205
Belgium (Kingdom of), Series 77, 1.00% 2026	€13,190	15,625
Brazil (Federative Republic of) 0% 2021	BRL105,000	18,623
Canada 2.25% 2025	C$46,400	36,495
Canada 2.25% 2029	81,645	67,852
Canada 2.75% 2048	9,500	9,543
Chile (Banco Central de) 4.50% 2026	CLP7,085,000	9,666
Chile (Republic of) 3.24% 2028	$550	592
China (People’s Republic of) 0.125% 2026	€3,600	3,890
China (People’s Republic of), Series 1916, 3.12% 2026	CNY156,600	23,320
China (People’s Republic of), Series 1906, 3.29% 2029	219,100	32,903
China (People’s Republic of), Series 1910, 3.86% 2049	863,040	134,643
China Development Bank Corp., Series 1805, 4.04% 2028	278,800	42,737
China Development Bank Corp., Series 1905, 3.48% 2029	328,080	48,345
Colombia (Republic of) 3.875% 2027	$480	476
Colombia (Republic of) 4.50% 2029	2,060	2,091
Colombia (Republic of) 5.20% 2049	7,636	7,917
Costa Rica (Republic of) 6.125% 20313	2,080	1,687
Cote d’Ivoire (Republic of) 5.875% 2031	€2,105	1,893
Croatia (Republic of) 1.125% 2029	1,395	1,425
Croatia (Republic of) 2.75% 2030	2,605	3,038
Dominican Republic 5.95% 2027	$1,714	1,557
Dominican Republic 4.50% 20303	15,000	12,506
Dominican Republic 5.875% 20603	3,870	3,135
European Financial Stability Facility 0.40% 2025	€13,200	14,986
European Investment Bank 2.25% 2022	$8,787	9,101
Export-Import Bank of India 0.59% 2022	¥1,100,000	10,222
French Republic O.A.T. 0.75% 2028	€15,300	18,126
French Republic O.A.T. 0% 2029	15,870	17,570
French Republic O.A.T. 3.25% 2045	6,700	12,104
Germany (Federal Republic of) 0.10% 20264	11,173	13,122
Germany (Federal Republic of) 0.50% 2027	15,920	19,025
Germany (Federal Republic of) 0.25% 2029	7,950	9,419
Germany (Federal Republic of) 0.50% 20304	14,968	19,194
Germany (Federal Republic of) 1.25% 2048	16,670	25,984
Greece (Hellenic Republic of) 3.45% 2024	50,698	59,254
Greece (Hellenic Republic of) 3.375% 2025	12,010	14,132
Greece (Hellenic Republic of) 2.00% 2027	30,900	33,907
Greece (Hellenic Republic of) 3.75% 2028	28,130	34,435
Greece (Hellenic Republic of) 3.875% 2029	70,457	87,904
Greece (Hellenic Republic of) 3.90% 2033	6,170	8,019
Greece (Hellenic Republic of) 1.875% 2035	11,230	11,899
Hungary 1.625% 2032	4,310	4,549
Indonesia (Republic of) 0.67% 2021	¥300,000	2,783

American Funds Global Balanced Fund — Page 5 of 21

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of) 0.54% 2022	¥300,000	$2,766
Indonesia (Republic of) 3.75% 2022	$4,895	4,994
Indonesia (Republic of) 3.375% 2023	640	652
Indonesia (Republic of) 4.75% 2026	4,800	5,207
Indonesia (Republic of) 3.85% 2030	4,335	4,501
Indonesia (Republic of), Series 78, 8.25% 2029	IDR87,131,000	5,963
Indonesia (Republic of), Series 68, 8.375% 2034	62,682,000	4,276
Israel (State of) 1.50% 2027	€1,825	2,098
Israel (State of) 2.00% 2027	ILS98,710	31,013
Israel (State of) 1.50% 2029	€1,675	1,923
Israel (State of) 2.50% 2030	$11,080	11,418
Israel (State of) 2.75% 2030	3,325	3,508
Israel (State of) 5.50% 2042	ILS38,700	19,242
Israel (State of) 3.375% 2050	$2,970	3,070
Israel (State of) 3.875% 2050	3,705	4,117
Italy (Republic of) 0.05% 2023	€17,420	18,750
Italy (Republic of) 0.10% 20234	81,444	87,221
Italy (Republic of) 1.85% 2025	38,160	43,030
Italy (Republic of) 2.80% 2028	22,594	26,975
Italy (Republic of) 3.00% 2029	7,615	9,234
Italy (Republic of) 1.35% 2030	155,770	164,295
Italy (Republic of) 3.85% 2049	5,930	8,164
Japan, Series 315, 1.20% 2021	¥3,129,000	29,615
Japan, Series 17, 0.10% 20234	247,220	2,306
Japan, Series 19, 0.10% 20244	1,484,820	13,788
Japan, Series 18, 0.10% 20244	711,280	6,611
Japan, Series 20, 0.10% 20254	667,445	6,207
Japan, Series 340, 0.40% 2025	2,790,000	26,812
Japan, Series 21, 0.10% 20264	1,323,634	12,325
Japan, Series 346, 0.10% 2027	12,160,100	115,456
Japan, Series 23, 0.10% 20284	11,311,348	104,824
Japan, Series 356, 0.10% 2029	11,056,900	104,576
Japan, Series 24, 0.10% 20294	7,828,581	72,621
Japan, Series 145, 1.70% 2033	6,000,000	67,518
Japan, Series 150, 1.40% 2034	660,000	7,231
Japan, Series 21, 2.30% 2035	1,360,000	16,751
Japan, Series 36, 2.00% 2042	200,000	2,522
Japan, Series 42, 1.70% 2044	1,856,400	22,603
Japan, Series 57, 0.80% 2047	305,000	3,131
Japan, Series 59, 0.70% 2048	1,027,450	10,299
Japan, Series 12, 0.50% 2059	297,900	2,841
Kuwait (State of) 2.75% 20223	$7,300	7,483
Lithuania (Republic of) 6.625% 20223	1,000	1,089
Lithuania (Republic of) 0.75% 2030	€4,730	5,314
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR111,400	27,617
Malaysia (Federation of), Series 0418, 4.893% 2038	174,507	48,719
Malaysia (Federation of), Series 0219, 4.467% 2039	21,519	5,780
Malaysia (Federation of), Series 0519, 3.757% 2040	67,763	16,595
Malaysia (Federation of), Series 0713, 4.935% 2043	978	272
Malaysia (Federation of), Series 0216, 4.736% 2046	23,569	6,420
Malaysia (Federation of), Series 0518, 4.921% 2048	16,488	4,661
Morocco (Kingdom of) 4.25% 2022	$5,700	5,951
Morocco (Kingdom of) 4.25% 20223	500	522
Morocco (Kingdom of) 3.50% 2024	€3,300	3,877
Morocco (Kingdom of) 1.50% 2031	12,240	12,077

American Funds Global Balanced Fund — Page 6 of 21

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Morocco (Kingdom of) 1.50% 2031	€4,750	$4,687
Morocco (Kingdom of) 5.50% 2042	$3,500	3,983
National Highways Authority of India 7.17% 2021	INR480,000	6,523
National Highways Authority of India 7.27% 2022	100,000	1,366
Norway (Kingdom of) 3.75% 2021	NKr178,318	18,038
Norway (Kingdom of) 1.75% 2025	187,100	19,477
Norway (Kingdom of) 1.375% 2030	69,230	7,268
Nova Scotia (Province of) 3.15% 2051	C$5,500	4,769
Panama (Republic of) 3.75% 20263	$2,135	2,174
Panama (Republic of) 3.16% 2030	9,535	9,762
Panama (Republic of) 4.50% 2047	7,095	7,954
Panama (Republic of) 4.50% 2050	1,925	2,170
Panama (Republic of) 4.50% 2056	4,345	4,936
Paraguay (Republic of) 5.40% 20503	9,805	10,246
Peru (Republic of) 2.392% 2026	2,050	2,085
Peru (Republic of) 5.625% 2050	375	562
PETRONAS Capital Limited 3.50% 20303	4,360	4,572
PETRONAS Capital Limited 4.55% 20503	5,480	5,977
Philippines (Republic of) 0.38% 2021	¥400,000	3,720
Philippines (Republic of) 0.70% 2029	€2,970	2,945
Philippines (Republic of) 3.75% 2029	$870	976
Poland (Republic of) 4.00% 2024	1,805	1,977
Poland (Republic of) 3.25% 2026	8,605	9,385
Poland (Republic of), Series 1029, 2.75% 2029	PLN15,470	4,164
Portuguese Republic 0.70% 2027	€8,600	9,510
Portuguese Republic 0.475% 2030	5,240	5,544
PT Indonesia Asahan Aluminium Tbk 5.23% 20213	$1,170	1,182
Qatar (State of) 4.50% 20223	1,000	1,049
Qatar (State of) 3.875% 20233	690	733
Qatar (State of) 3.40% 20253	4,890	5,211
Qatar (State of) 4.50% 20283	20,940	23,929
Qatar (State of) 5.103% 20483	1,345	1,681
Romania 2.00% 2032	€6,900	6,427
Romania 3.50% 2034	1,865	1,982
Romania 3.875% 2035	8,360	9,138
Romania 3.375% 2038	7,295	7,530
Romania 4.125% 2039	3,825	4,122
Romania 4.625% 2049	37,265	41,342
Romania 4.625% 2049	1,250	1,387
Russian Federation 7.00% 2023	RUB1,644,070	23,236
Russian Federation 7.00% 2023	190,900	2,680
Russian Federation 2.875% 2025	€7,100	8,332
Russian Federation 2.875% 2025	3,400	3,990
Russian Federation 4.25% 2027	$4,200	4,563
Russian Federation 4.375% 20293	5,000	5,532
Russian Federation 6.90% 2029	RUB737,325	10,622
Russian Federation 7.65% 2030	1,130,000	17,066
Russian Federation 8.50% 2031	151,920	2,452
Russian Federation 7.70% 2033	794,120	12,191
Russian Federation 7.25% 2034	224,860	3,344
Russian Federation 5.10% 20353	$3,200	3,761
Saskatchewan (Province of) 3.05% 2028	C$8,000	6,484
Saudi Arabia (Kingdom of) 2.375% 20213	$1,650	1,672
Saudi Arabia (Kingdom of) 2.894% 20223	3,800	3,887
Saudi Arabia (Kingdom of) 3.628% 20273	3,800	3,994

American Funds Global Balanced Fund — Page 7 of 21

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 3.625% 20283	$8,235	$8,651
Serbia (Republic of) 1.50% 2029	€7,919	7,530
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR558,500	18,125
South Africa (Republic of), Series R-2044, 8.75% 2044	327,400	13,386
South Africa (Republic of), Series R-2048, 8.75% 2048	576,140	23,378
South Korea (Republic of), Series 2712, 2.375% 2027	KRW26,409,910	23,082
Spain (Kingdom of) 0.80% 2027	€6,230	6,985
Spain (Kingdom of) 1.45% 2029	5,780	6,782
Spain (Kingdom of) 1.25% 2030	15,752	18,066
Spain (Kingdom of) 2.70% 2048	2,690	3,801
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	$8,777	6,363
Tunisia (Republic of) 6.375% 2026	€7,700	6,931
Turkey (Republic of) 7.625% 2029	$2,045	2,023
Ukraine 16.06% 2022	UAH39,072	1,484
Ukraine 17.00% 2022	73,802	2,839
Ukraine 17.25% 2022	207,326	7,838
Ukraine 10.0% 2023	121,500	3,916
Ukraine 6.75% 2026	€4,125	4,020
Ukraine 6.75% 2026	3,944	3,844
Ukraine 4.375% 2030	9,270	7,899
United Kingdom 2.75% 2024	£5,310	7,468
United Kingdom 1.25% 2027	7,940	10,829
United Kingdom 4.25% 2027	22,870	37,761
United Kingdom 4.75% 2030	19,970	37,052
United Kingdom 4.25% 2032	10,245	18,849
United Kingdom 3.25% 2044	7,300	14,596
United Kingdom 3.50% 2045	4,400	9,252
United Kingdom 1.50% 2047	14,860	23,122
United Mexican States 0.70% 2021	¥1,100,000	10,257
United Mexican States 0.62% 2022	100,000	922
United Mexican States 3.90% 2025	$3,340	3,373
United Mexican States 3.25% 2030	7,450	6,756
United Mexican States 4.75% 2032	3,080	3,112
United Mexican States 5.00% 2051	2,760	2,650
United Mexican States 5.625% 2114	£2,000	2,434
United Mexican States 5.75% 2110	$3,000	2,865
United Mexican States, Series M, 6.50% 2021	MXN401,600	16,863
United Mexican States, Series M, 6.50% 2022	367,100	15,611
United Mexican States, Series M, 5.75% 2026	933,400	38,439
United Mexican States, Series M, 7.50% 2027	297,430	13,258
United Mexican States, Series M20, 8.50% 2029	550,500	25,808
United Mexican States, Series M30, 8.50% 2038	69,000	3,127
United Mexican States, Series M, 8.00% 2047	280,400	11,997
Uruguay (Oriental Republic of) 9.875% 2022	UYU47,470	1,056
Uruguay (Oriental Republic of) 8.50% 2028	229,512	4,536
		3,039,908
U.S. Treasury bonds & notes 9.70% U.S. Treasury 6.47%
U.S. Treasury 2.00% 2021	$1,041	1,066
U.S. Treasury 2.625% 2021	62,900	64,509
U.S. Treasury 1.75% 2022	92,888	95,974
U.S. Treasury 1.875% 20225	123,883	128,823
U.S. Treasury 2.25% 2023	60,880	65,197
U.S. Treasury 2.50% 2023	106,269	113,230

American Funds Global Balanced Fund — Page 8 of 21

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.625% 2023	$105,000	$112,051
U.S. Treasury 2.625% 2023	10,450	11,228
U.S. Treasury 2.75% 2023	116,981	125,703
U.S. Treasury 1.50% 2024	95,039	99,921
U.S. Treasury 1.50% 2024	52,410	55,177
U.S. Treasury 2.125% 2024	17,475	18,841
U.S. Treasury 2.375% 2024	51,500	55,543
U.S. Treasury 2.50% 2024	18,750	20,388
U.S. Treasury 2.125% 2025	20,240	22,001
U.S. Treasury 2.75% 2025	47,790	53,560
U.S. Treasury 2.875% 20255	80,451	90,810
U.S. Treasury 2.875% 2025	19,900	22,576
U.S. Treasury 2.25% 20275	50,882	57,291
U.S. Treasury 2.25% 2027	18,600	20,751
U.S. Treasury 2.75% 2028	26,500	30,920
U.S. Treasury 2.875% 2028	2,680	3,164
U.S. Treasury 3.00% 20485	2,370	3,336
		1,272,060
U.S. Treasury inflation-protected securities 3.23%
U.S. Treasury Inflation-Protected Security 0.125% 20244	53,377	54,264
U.S. Treasury Inflation-Protected Security 0.125% 20244,5	36,948	37,789
U.S. Treasury Inflation-Protected Security 0.25% 20254	17,090	17,520
U.S. Treasury Inflation-Protected Security 0.375% 20274	24,333	25,780
U.S. Treasury Inflation-Protected Security 0.375% 20274	7,924	8,316
U.S. Treasury Inflation-Protected Security 0.25% 20294	42,571	45,377
U.S. Treasury Inflation-Protected Security 0.875% 20294,5	202,480	224,954
U.S. Treasury Inflation-Protected Security 0.125% 20304	74,032	78,186
U.S. Treasury Inflation-Protected Security 1.375% 20444,5	11,875	16,046
U.S. Treasury Inflation-Protected Security 1.00% 20494,5	76,552	101,547
U.S. Treasury Inflation-Protected Security 0.25% 20504,5	22,053	24,525
		634,304
Total U.S. Treasury bonds & notes		1,906,364
Corporate bonds & notes 8.11% Financials 1.54%
ACE INA Holdings Inc. 2.875% 2022	645	674
ACE INA Holdings Inc. 3.35% 2026	645	710
ACE INA Holdings Inc. 4.35% 2045	665	870
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)6	€9,000	10,951
Banco del Estado de Chile 2.668% 20213	$2,250	2,266
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)6	2,100	2,211
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)6	3,402	3,651
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)6	5,200	5,275
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)6	19,800	23,843
Bank of China/Tokyo 0.42% 2021	¥300,000	2,801
Barclays Bank PLC 6.00% 2021	€1,400	1,581
Barclays Bank PLC 10.00% 2021	£3,700	4,984
Barclays Bank PLC 6.625% 2022	€725	860
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)6	3,400	3,737
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)6	$14,050	14,738
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)6	4,750	5,466
Citigroup Inc. 2.90% 2021	3,000	3,057

American Funds Global Balanced Fund — Page 9 of 21

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 3.20% 2026	$6,329	$6,681
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)6	1,535	1,568
Credit Suisse AG (New York Branch) 2.95% 2025	2,700	2,843
Credit Suisse Group AG 3.00% 2021	3,450	3,534
Goldman Sachs Group, Inc. 1.00% 20213	¥219,000	2,061
Goldman Sachs Group, Inc. 5.25% 2021	$900	941
Goldman Sachs Group, Inc. 2.80% 20223	¥180,000	1,743
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)6	$6,000	6,150
Goldman Sachs Group, Inc. 3.20% 2023	4,000	4,153
Goldman Sachs Group, Inc. 3.50% 2025	5,205	5,514
Goldman Sachs Group, Inc. 3.80% 2030	6,030	6,603
Goldman Sachs Group, Inc. 4.75% 2045	2,835	3,443
Groupe BPCE SA 5.70% 20233	7,625	8,284
Groupe BPCE SA 1.00% 2025	€6,800	7,463
HSBC Holdings PLC 4.125% 20203	$560	564
HSBC Holdings PLC 2.95% 2021	570	579
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)6	4,670	4,814
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)6	9,368	10,284
HSBC Holdings PLC 4.95% 2030	2,900	3,442
Intesa Sanpaolo SpA 6.625% 2023	€2,600	3,181
Intesa Sanpaolo SpA 5.017% 20243	$10,165	10,178
JPMorgan Chase & Co. 2.55% 2021	11,921	12,066
JPMorgan Chase & Co. 3.25% 2022	1,850	1,938
JPMorgan Chase & Co. 2.70% 2023	4,225	4,382
JPMorgan Chase & Co. 3.207% 2023 (3-month USD-LIBOR + 0.695% on 4/1/2022)6	950	981
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)6	14,690	17,412
Lloyds Banking Group PLC 7.625% 2025	£1,225	1,866
Metropolitan Life Global Funding I 2.50% 20203	$4,000	4,032
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	3,000	3,062
Morgan Stanley 3.125% 2026	3,175	3,373
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)6	2,586	2,656
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)6	4,470	4,924
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)6	3,650	5,221
New York Life Global Funding 1.70% 20213	3,000	3,026
New York Life Insurance Co. 3.75% 20503	1,261	1,430
PNC Financial Services Group, Inc. 2.854% 20226	2,000	2,094
Rabobank Nederland 4.625% 2023	3,750	4,015
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)6	€5,450	5,990
Santander Holdings USA, Inc. 3.244% 2026	$7,400	7,207
Skandinaviska Enskilda Banken AB 2.80% 2022	5,000	5,108
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)3,6	2,600	2,847
UniCredit SpA 3.75% 20223	5,000	5,054
UniCredit SpA 5.75% 20256	€1,800	1,978
UniCredit SpA 4.625% 20273	$3,800	3,916
Wells Fargo & Co. 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)6	4,500	5,954
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)6	10,400	10,263
		302,493
Consumer staples 1.18%
Altria Group, Inc. 4.75% 2021	1,500	1,548
Altria Group, Inc. 1.00% 2023	€2,100	2,314
Altria Group, Inc. 3.80% 2024	$34,905	37,418

American Funds Global Balanced Fund — Page 10 of 21

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 1.70% 2025	€12,300	$13,815
Altria Group, Inc. 4.40% 2026	$43,127	47,905
Altria Group, Inc. 2.20% 2027	€6,300	7,200
Anheuser-Busch InBev NV 4.15% 2025	$4,460	4,977
Anheuser-Busch InBev NV 4.00% 2028	2,800	3,102
Anheuser-Busch InBev NV 4.75% 2029	8,970	10,363
Anheuser-Busch InBev NV 4.50% 2050	7,310	8,164
British American Tobacco PLC 2.764% 2022	15,270	15,486
British American Tobacco PLC 2.789% 2024	2,625	2,687
British American Tobacco PLC 3.215% 2026	2,181	2,248
British American Tobacco PLC 3.557% 2027	4,460	4,589
British American Tobacco PLC 4.70% 2027	4,193	4,638
British American Tobacco PLC 3.462% 2029	2,625	2,689
British American Tobacco PLC 4.39% 2037	4,680	4,802
British American Tobacco PLC 4.758% 2049	2,040	2,218
Conagra Brands, Inc. 4.30% 2024	6,130	6,653
General Mills, Inc. 3.20% 2021	815	829
JBS Investments GmbH II 6.25% 2023	5,835	5,879
Keurig Dr Pepper Inc. 4.597% 2028	4,975	5,778
Keurig Dr Pepper Inc. 3.20% 2030	474	507
Kimberly-Clark Corp. 3.10% 2030	374	417
Molson Coors Brewing Co. 2.10% 2021	5,210	5,196
Pernod Ricard SA 4.45% 20223	3,125	3,277
Philip Morris International Inc. 2.375% 2022	3,000	3,087
Philip Morris International Inc. 2.625% 2022	1,500	1,539
Philip Morris International Inc. 2.10% 2030	2,078	2,056
Philip Morris International Inc. 4.25% 2044	1,900	2,207
Procter & Gamble Co. 2.45% 2025	510	546
Procter & Gamble Co. 2.80% 2027	759	835
Procter & Gamble Co. 3.00% 2030	939	1,068
Procter & Gamble Co. 3.55% 2040	1,860	2,236
Procter & Gamble Co. 3.60% 2050	783	995
Reynolds American Inc. 4.00% 2022	670	697
Reynolds American Inc. 4.45% 2025	4,190	4,560
Wal-Mart Stores, Inc. 2.35% 2022	4,000	4,177
Wal-Mart Stores, Inc. 2.85% 2024	3,630	3,917
		232,619
Health care 1.12%
Abbott Laboratories 3.40% 2023	735	799
Abbott Laboratories 3.75% 2026	2,266	2,622
AbbVie Inc. 2.50% 2020	7,400	7,403
AbbVie Inc. 3.20% 2026	4,852	5,199
AbbVie Inc. 4.50% 2035	535	619
Aetna Inc. 2.80% 2023	395	410
Allergan PLC 3.80% 2025	13,030	13,923
Allergan PLC 4.75% 2045	214	249
Amgen Inc. 1.90% 2025	1,644	1,684
Amgen Inc. 2.20% 2027	1,261	1,299
AstraZeneca PLC 2.375% 2022	1,500	1,539
AstraZeneca PLC 3.50% 2023	4,500	4,842
Bayer US Finance II LLC 3.875% 20233	2,582	2,745
Bayer US Finance II LLC 4.25% 20253	419	465
Becton, Dickinson and Co. 2.894% 2022	2,545	2,613

American Funds Global Balanced Fund — Page 11 of 21

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Co. 3.734% 2024	$1,178	$1,273
Becton, Dickinson and Co. 3.70% 2027	1,888	2,053
Bristol-Myers Squibb Co. 2.60% 20223	1,000	1,033
Bristol-Myers Squibb Co. 2.90% 20243	6,287	6,716
Cigna Corp. 3.40% 2021	1,480	1,523
Cigna Corp. 4.125% 2025	3,250	3,650
CVS Health Corp. 3.35% 2021	449	457
CVS Health Corp. 3.70% 2023	1,155	1,226
EMD Finance LLC 3.25% 20253	10,600	11,229
GlaxoSmithKline PLC 2.875% 2022	3,759	3,906
Medtronic, Inc. 3.50% 2025	3,560	3,978
Novartis Capital Corp. 2.40% 2022	3,000	3,099
Novartis Capital Corp. 1.75% 2025	2,619	2,707
Novartis Capital Corp. 2.00% 2027	1,428	1,511
Novartis Capital Corp. 2.20% 2030	3,021	3,200
Pfizer Inc. 2.80% 2022	4,236	4,401
Shire PLC 2.40% 2021	5,857	5,949
Shire PLC 2.875% 2023	10,580	11,016
Shire PLC 3.20% 2026	14,729	15,988
Stryker Corp 0.25% 2024	€1,200	1,297
Stryker Corp. 0.75% 2029	2,440	2,623
Stryker Corp. 1.00% 2031	1,130	1,214
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	$4,470	4,909
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	€5,875	7,012
Teva Pharmaceutical Finance Co. BV 3.15% 2026	$50,307	44,084
Teva Pharmaceutical Finance Co. BV 4.10% 2046	7,700	6,056
Thermo Fisher Scientific Inc. 4.133% 2025	11,629	13,128
Thermo Fisher Scientific Inc. 4.497% 2030	1,430	1,738
Valeant Pharmaceuticals International, Inc. 6.125% 20253	7,454	7,572
		220,959
Energy 0.94%
Apache Corp. 4.25% 2044	1,910	1,240
Baker Hughes, a GE Co. 4.486% 2030	1,258	1,294
Cenovus Energy Inc. 5.40% 2047	1,800	1,217
Chevron Corp. 2.498% 2022	9,180	9,498
Concho Resources Inc. 4.85% 2048	1,780	1,764
Enbridge Energy Partners, LP 5.875% 2025	1,845	2,010
Enbridge Energy Partners, LP 7.375% 2045	5,035	6,581
Enbridge Inc. 4.25% 2026	2,685	2,834
Enbridge Inc. 3.70% 2027	2,083	2,106
Energy Transfer Partners, LP 6.25% 2049	2,820	2,814
Equinor ASA 3.70% 2050	4,682	5,157
Exxon Mobil Corp. 2.992% 2025	7,150	7,658
Exxon Mobil Corp. 3.482% 2030	13,180	14,582
Halliburton Co. 3.80% 2025	87	84
Kinder Morgan Energy Partners, LP 5.00% 2043	1,980	2,090
Kinder Morgan, Inc. 4.30% 2025	20,905	22,372
Kinder Morgan, Inc. 5.55% 2045	6,894	7,920
Noble Energy, Inc. 3.25% 2029	1,020	749
Noble Energy, Inc. 4.95% 2047	3,340	2,366
Noble Energy, Inc. 4.20% 2049	1,336	914
Occidental Petroleum Corp. 4.40% 2049	5,425	3,303
ONEOK, Inc. 2.20% 2025	535	464

American Funds Global Balanced Fund — Page 12 of 21

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 3.10% 2030	$5,235	$4,181
Petróleos Mexicanos 7.19% 2024	MXN12,367	399
Petróleos Mexicanos 6.875% 2026	$6,715	5,590
Petróleos Mexicanos 7.47% 2026	MXN179,633	5,404
Petróleos Mexicanos 6.35% 2048	$2,800	1,879
Petróleos Mexicanos 6.95% 20603	781	553
Shell International Finance BV 3.50% 2023	6,505	6,938
Shell International Finance BV 2.375% 2029	4,110	4,122
Statoil ASA 3.25% 2024	4,100	4,423
Statoil ASA 3.70% 2024	1,475	1,591
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)6	18,000	17,070
TransCanada PipeLines Ltd. 4.10% 2030	4,360	4,724
Transocean Inc. 5.80% 20226	5,100	1,709
Transportadora de Gas Peru SA 4.25% 20283	1,700	1,750
Tullow Oil PLC 6.25% 2022	5,000	2,828
Williams Partners LP 4.30% 2024	2,000	2,072
Williams Partners LP 3.90% 2025	945	967
Williams Partners LP 4.00% 2025	18,185	18,601
		183,818
Communication services 0.89%
AT&T Inc. 4.25% 2027	2,130	2,349
AT&T Inc. 4.10% 2028	5,457	6,031
Baidu Inc. 3.425% 2030	2,140	2,240
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20263	10,050	10,525
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	8,410	9,064
CenturyLink, Inc. 7.50% 2024	3,685	4,017
CenturyLink, Inc., Series T, 5.80% 2022	4,907	5,046
Comcast Corp. 3.95% 2025	7,695	8,686
Comcast Corp. 0.25% 2027	€3,570	3,816
Deutsche Telekom International Finance BV 1.95% 20213	$1,625	1,631
Deutsche Telekom International Finance BV 2.82% 20223	4,625	4,727
Deutsche Telekom International Finance BV 4.375% 20283	6,025	6,913
Deutsche Telekom International Finance BV 9.25% 2032	1,510	2,339
France Télécom 5.375% 2050	£2,000	4,400
KT Corp. 0.30% 2020	¥1,600,000	14,882
KT Corp. 0.31% 2020	200,000	1,862
Netflix, Inc. 3.625% 20253	$10,225	10,391
Sprint Corp. 11.50% 2021	925	1,038
Sprint Corp. 6.875% 2028	29,030	35,097
Sprint Corp. 8.75% 2032	9,648	13,600
T-Mobile US, Inc. 6.375% 2025	2,500	2,579
T-Mobile US, Inc. 6.50% 2026	11,275	11,948
T-Mobile US, Inc. 3.875% 20303	8,200	9,011
Verizon Communications Inc. 3.15% 2030	2,050	2,274
Verizon Communications Inc. 4.272% 2036	241	288
		174,754
Utilities 0.70%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20233	4,800	4,968
Berkshire Hathaway Energy Co. 3.50% 2025	4,200	4,600
Berkshire Hathaway Energy Co. 3.70% 20303	2,125	2,423
Berkshire Hathaway Energy Co. 4.25% 20503	900	1,152
CMS Energy Corp. 3.60% 2025	2,000	2,169

American Funds Global Balanced Fund — Page 13 of 21

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 3.00% 2026	$1,960	$2,069
CMS Energy Corp. 3.45% 2027	890	961
Colbun SA 3.95% 20273	6,330	6,704
DTE Energy Co. 3.30% 2022	17,460	17,999
DTE Energy Co. 3.70% 2023	13,990	14,936
Dubai Electricity & Water Authority 7.375% 2020	750	768
Duke Energy Carolinas, LLC 3.05% 2023	8,535	9,013
Duke Energy Corp. 3.75% 2024	3,950	4,302
Duke Energy Corp. 2.65% 2026	4,700	4,994
Duke Energy Progress, LLC 3.70% 2028	2,400	2,766
Edison International 5.75% 2027	833	947
Edison International 4.125% 2028	4,942	5,174
Enel Finance International SA 2.75% 20233	10,800	10,913
Enel Finance International SA 3.625% 20273	6,375	6,676
Enel Finance International SA 3.50% 20283	3,800	3,956
Enersis Américas SA 4.00% 2026	1,215	1,251
Engie Energia Chile SA 3.40% 20303	5,870	5,719
Exelon Corp. 3.40% 2026	4,390	4,775
Exelon Corp., junior subordinated, 3.497% 20226	1,350	1,392
FirstEnergy Corp. 3.90% 2027	1,550	1,707
FirstEnergy Corp. 4.85% 2047	1,085	1,401
Niagara Mohawk Power Corp. 3.508% 20243	2,380	2,589
Pacific Gas and Electric Co. 2.95% 20267	1,035	1,044
Pacific Gas and Electric Co. 3.30% 20277	1,775	1,795
Pacific Gas and Electric Co. 4.65% 20283,7	1,049	1,175
Pacific Gas and Electric Co. 6.35% 20387	2,533	2,871
Southern California Edison Co. 2.85% 2029	525	543
State Grid Europe Development (2014) PLC 1.50% 2022	€541	601
State Grid Overseas Investment Ltd. 1.25% 2022	1,950	2,161
State Grid Overseas Investment Ltd. 1.375% 2025	909	1,013
State Grid Overseas Investment Ltd. 2.125% 2030	400	475
		138,002
Consumer discretionary 0.61%
Amazon.com, Inc. 2.80% 2024	$7,345	7,921
Amazon.com, Inc. 3.15% 2027	2,130	2,393
American Honda Finance Corp. 1.60% 2022	€1,930	2,136
American Honda Finance Corp. 2.60% 2022	$2,000	2,025
American Honda Finance Corp. 1.95% 2024	€1,740	1,976
Bayerische Motoren Werke AG 1.85% 20213	$1,500	1,496
Bayerische Motoren Werke AG 2.95% 20223	8,050	8,163
Bayerische Motoren Werke AG 2.25% 20233	1,000	994
Bayerische Motoren Werke AG 3.90% 20253	2,780	2,961
Bayerische Motoren Werke AG 4.15% 20303	2,780	3,056
Carnival Corp. 11.50% 20233	24,225	25,368
DaimlerChrysler North America Holding Corp. 2.45% 2020	2,700	2,700
DaimlerChrysler North America Holding Corp. 2.00% 20213	10,275	10,115
DaimlerChrysler North America Holding Corp. 3.00% 20213	10,500	10,497
Hyundai Capital Services Inc. 2.625% 20203	2,185	2,178
Hyundai Capital Services Inc. 3.75% 20233	5,400	5,384
McDonald’s Corp. 3.35% 2023	2,335	2,485
NIKE, Inc. 3.375% 2050	1,875	2,102
Toyota Motor Credit Corp. 2.90% 2023	3,720	3,894
Toyota Motor Credit Corp. 3.00% 2025	3,720	3,967

American Funds Global Balanced Fund — Page 14 of 21

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 3.375% 2030	$1,239	$1,355
Volkswagen Group of America Finance, LLC 3.875% 20203	3,700	3,706
Volkswagen Group of America Finance, LLC 4.00% 20213	3,700	3,761
Volkswagen Group of America Finance, LLC 4.25% 20233	6,300	6,609
Volkswagen Group of America Finance, LLC 4.625% 20253	3,270	3,459
		120,701
Industrials 0.39%
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,029
Airbus Group SE 2.70% 20233	885	897
Autoridad del Canal de Panama 4.95% 20353	1,300	1,441
Autoridad del Canal de Panama 4.95% 2035	1,025	1,136
Boeing Co. 4.508% 2023	25,000	25,000
Boeing Co. 5.805% 2050	7,560	7,560
Carrier Global Corp. 2.242% 20253	1,506	1,503
Carrier Global Corp. 2.493% 20273	1,245	1,191
CCCI Treasure Ltd., 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)6	8,340	8,173
CCCI Treasure Ltd., 3.65% (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 2/21/2027)6	1,810	1,754
CSX Corp. 3.80% 2050	217	250
DP World Crescent 4.848% 20283	1,125	1,088
ENA Norte Trust 4.95% 20283	673	668
Honeywell International Inc. 0.75% 2032	€1,060	1,137
Lima Metro Line 2 Finance Ltd. 5.875% 20343	$2,938	3,308
Lima Metro Line 2 Finance Ltd. 5.875% 2034	2,460	2,765
Lima Metro Line 2 Finance Ltd. 4.35% 20363	1,430	1,462
Mexico City Airport Trust 5.50% 2046	209	176
Mexico City Airport Trust 5.50% 2047	1,154	968
Mexico City Airport Trust 5.50% 20473	213	179
Northrop Grumman Corp. 2.55% 2022	2,345	2,430
Siemens AG 2.70% 20223	1,780	1,832
Thomson Reuters Corp. 4.30% 2023	1,905	2,051
Union Pacific Corp. 3.15% 2024	2,750	2,932
United Technologies Corp. 3.65% 2023	579	625
United Technologies Corp. 4.125% 2028	5,000	5,808
		77,363
Information technology 0.34%
Adobe Inc. 2.15% 2027	3,585	3,762
Apple Inc. 2.50% 2022	2,970	3,075
Apple Inc. 3.35% 2027	2,650	2,972
Broadcom Inc. 4.70% 20253	13,215	14,588
Lenovo Group Ltd. 5.875% 2025	16,810	16,980
Microsoft Corp. 2.40% 2026	10,568	11,389
Microsoft Corp. 3.30% 2027	2,600	2,939
Oracle Corp. 2.65% 2026	5,224	5,568
Oracle Corp. 3.25% 2027	4,246	4,664
		65,937
Real estate 0.20%
American Campus Communities, Inc. 3.75% 2023	3,040	3,083
American Campus Communities, Inc. 4.125% 2024	3,730	3,737
Corporate Office Properties LP 3.60% 2023	240	243

American Funds Global Balanced Fund — Page 15 of 21

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 3.20% 2029	$19,228	$20,204
Essex Portfolio LP 3.50% 2025	5,120	5,353
Essex Portfolio LP 3.375% 2026	1,545	1,629
WEA Finance LLC 3.25% 20203	3,405	3,404
WEA Finance LLC 3.75% 20243	2,070	2,086
		39,739
Materials 0.20%
Anglo American Capital PLC 5.375% 20253	9,050	9,741
Anglo American Capital PLC 5.625% 20303	3,950	4,368
Braskem SA 4.50% 20303	1,845	1,499
Chevron Phillips Chemical Co. LLC 3.30% 20233	1,945	1,969
Dow Chemical Co. 0.50% 2027	€3,140	3,246
Dow Chemical Co. 1.125% 2032	2,890	2,833
First Quantum Minerals Ltd. 7.25% 20223	$15,550	14,626
Sherwin-Williams Co. 2.75% 2022	214	216
		38,498
Total corporate bonds & notes		1,594,883
Mortgage-backed obligations 2.17% Federal agency mortgage-backed obligations 1.35%
Fannie Mae Pool #965616 6.00% 20378	106	122
Fannie Mae Pool #AH3979 4.00% 20418	119	131
Fannie Mae Pool #AB2527 4.00% 20418	88	96
Fannie Mae Pool #AH6783 4.00% 20418	76	83
Fannie Mae Pool #AH4874 4.00% 20418	24	26
Fannie Mae Pool #MA3120 3.50% 20478	110	118
Fannie Mae Pool #CA2452 3.50% 20488	8,533	9,060
Fannie Mae Pool #MA3443 4.00% 20488	40,878	43,558
Fannie Mae Pool #FM1437 4.00% 20488	9,017	9,615
Fannie Mae Pool #BK0920 4.00% 20488	6,994	7,460
Fannie Mae Pool #MA3467 4.00% 20488	3,405	3,628
Fannie Mae Pool #BJ9252 4.00% 20488	2,106	2,246
Fannie Mae Pool #BK7608 4.00% 20488	882	940
Fannie Mae Pool #BK8920 4.00% 20488	839	896
Fannie Mae Pool #BN1151 4.00% 20488	837	893
Fannie Mae Pool #BK5739 4.00% 20488	633	676
Fannie Mae Pool #BK7083 4.00% 20488	608	648
Fannie Mae Pool #MA3521 4.00% 20488	539	574
Fannie Mae Pool #BK7081 4.00% 20488	525	560
Fannie Mae Pool #BN0632 4.00% 20488	514	549
Fannie Mae Pool #BK4764 4.00% 20488	433	461
Fannie Mae Pool #BK7464 4.00% 20488	429	458
Fannie Mae Pool #MA3536 4.00% 20488	229	244
Fannie Mae Pool #BK0915 4.00% 20488	159	169
Fannie Mae Pool #MA3537 4.50% 20488	5,868	6,335
Fannie Mae Pool #MA3496 4.50% 20488	4,082	4,408
Fannie Mae Pool #CA2493 4.50% 20488	125	134
Fannie Mae Pool #CA3138 3.589% 20498,9	3,866	4,014
Fannie Mae Pool #MA3639 4.50% 20498	690	745
Fannie Mae Pool #BN6006 4.50% 20498	93	100
Fannie Mae Pool #BO2171 4.50% 20498	28	30
Fannie Mae Pool #MA3961 3.50% 20508	24,699	26,128

American Funds Global Balanced Fund — Page 16 of 21

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 20488	$420	$444
Freddie Mac 3.735% 20498,9	631	656
Freddie Mac Pool #V84637 4.00% 20488	10,952	11,690
Freddie Mac Pool #ZS4785 4.00% 20488	10,286	10,960
Freddie Mac Pool #SI2002 4.00% 20488	7,296	7,801
Freddie Mac Pool #ZA6124 4.50% 20488	1,376	1,486
Freddie Mac Pool #ZT1863 3.50% 20498	447	473
Freddie Mac Pool #2B7343 3.753% 20498,9	4,611	4,783
Freddie Mac Pool #ZN3384 4.50% 20498	2,684	2,897
Freddie Mac Pool #ZA6269 4.50% 20498	1,527	1,649
Government National Mortgage Assn. 4.00% 20458	2,139	2,322
Government National Mortgage Assn. 3.50% 20508,10	28,100	29,802
Uniform Mortgage-Backed Security 3.50% 20508,10	33,308	35,220
Uniform Mortgage-Backed Security 3.50% 20508,10	915	967
Uniform Mortgage-Backed Security 4.00% 20508,10	22,440	23,926
Uniform Mortgage-Backed Security 4.50% 20508,10	5,412	5,836
		266,017
Other mortgage-backed securities 0.82%
Korea Housing Finance Corp. 2.50% 20203,8	3,600	3,653
Korea Housing Finance Corp. 2.00% 20213,8	5,900	5,993
Nykredit Realkredit AS, Series 01E, 1.50% 20378	DKr68,672	10,368
Nykredit Realkredit AS, Series 01E, 2.00% 20378	33,671	5,089
Nykredit Realkredit AS, Series 01E, 0.50% 20408	385,227	55,233
Nykredit Realkredit AS, Series 01E, 1.50% 20408	267,751	40,256
Nykredit Realkredit AS, Series 01E, 0.50% 20508	285,709	39,857
		160,449
Total mortgage-backed obligations		426,466
Municipals 0.05% Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020, 3.236% 2052	$5,670	5,700
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	4,090	4,124
Total municipals		9,824
Asset-backed obligations 0.01%
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20603,8,9	3,154	2,968
Total bonds, notes & other debt instruments (cost: $6,826,184,000)		6,980,413
Short-term securities 3.80% Money market investments 3.80%	Shares
Capital Group Central Cash Fund 0.52%11	7,469,622	747,186
Total short-term securities (cost: $746,893,000)		747,186
Total investment securities 100.12% (cost: $18,509,307,000)		19,685,360
Other assets less liabilities (0.12)%		(23,899)
Net assets 100.00%		$19,661,461

American Funds Global Balanced Fund — Page 17 of 21

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount12 (000)	Value at 4/30/202013 (000)	Unrealized appreciation (depreciation) at 4/30/2020 (000)
2 Year U.S. Treasury Note Futures	Long	607	July 2020	$121,400	$133,801	$141
5 Year Euro-Bobl Futures	Short	156	June 2020	€(15,600)	(23,241)	(362)
5 Year U.S. Treasury Note Futures	Long	2,256	July 2020	$225,600	283,093	2,372
10 Year Euro-Bund Futures	Long	117	June 2020	€11,700	22,364	191
10 Year Ultra U.S. Treasury Note Futures	Long	56	June 2020	$5,600	8,794	288
10 Year U.S. Treasury Note Futures	Short	240	June 2020	(24,000)	(33,375)	(27)
20 Year U.S. Treasury Bond Futures	Short	143	June 2020	(14,300)	(25,888)	(1,571)
30 Year Ultra U.S. Treasury Bond Futures	Short	220	June 2020	(22,000)	(49,452)	(323)
						$709

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2020 (000)
Purchases (000)	Sales (000)
MYR130,515	USD30,177	HSBC Bank	5/4/2020	$167
USD14,020	MYR60,490	Standard Chartered Bank	5/4/2020	(43)
USD15,976	MYR70,025	Standard Chartered Bank	5/4/2020	(305)
ILS82,600	USD23,069	UBS AG	5/6/2020	628
USD11,575	ZAR205,220	Goldman Sachs	5/6/2020	511
EUR16,208	USD17,551	Bank of America	5/6/2020	212
USD4,466	ZAR83,200	Goldman Sachs	5/6/2020	(20)
USD7,251	MXN178,500	HSBC Bank	5/6/2020	(148)
MXN178,500	USD7,721	Goldman Sachs	5/6/2020	(322)
MXN312,700	USD13,458	Goldman Sachs	5/6/2020	(497)
ZAR143,700	USD8,247	Barclays Bank PLC	5/6/2020	(500)
ZAR143,920	USD8,260	Barclays Bank PLC	5/6/2020	(501)
KRW20,187,310	USD16,322	Citibank	5/8/2020	246
BRL31,675	USD5,972	Barclays Bank PLC	5/8/2020	(151)
JPY5,372,895	USD49,303	Goldman Sachs	5/11/2020	771
CZK499,475	USD19,552	JPMorgan Chase	5/11/2020	652
SEK73,900	USD7,418	Bank of America	5/11/2020	157
INR727,250	USD9,545	HSBC Bank	5/11/2020	128
USD9,417	INR727,250	Standard Chartered Bank	5/11/2020	(256)
USD21,108	EUR19,530	Morgan Stanley	5/11/2020	(298)
EUR36,446	USD39,353	Goldman Sachs	5/12/2020	595
USD1,349	BRL7,100	Standard Chartered Bank	5/12/2020	45
USD9,458	JPY1,025,100	Goldman Sachs	5/12/2020	(96)
USD11,973	GBP9,750	HSBC Bank	5/12/2020	(307)
JPY7,703,300	USD70,792	Morgan Stanley	5/13/2020	1,003
EUR45,911	USD50,168	Morgan Stanley	5/13/2020	156
CAD26,200	USD18,733	JPMorgan Chase	5/13/2020	90
USD19,305	EUR17,830	Bank of America	5/13/2020	(239)
USD20,239	ILS72,700	Standard Chartered Bank	5/13/2020	(622)
GBP47,267	USD58,783	JPMorgan Chase	5/14/2020	752
USD12,428	GBP10,080	UBS AG	5/14/2020	(269)
AUD30,000	USD18,898	Citibank	5/15/2020	653
ILS38,000	USD10,455	Standard Chartered Bank	5/15/2020	450

American Funds Global Balanced Fund — Page 18 of 21

unaudited

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2020 (000)
Purchases (000)	Sales (000)
PLN98,300	USD23,360	HSBC Bank	5/15/2020	$330
GBP7,300	USD9,047	JPMorgan Chase	5/15/2020	148
EUR15,180	USD16,522	Morgan Stanley	5/15/2020	118
USD7,817	MXN188,600	Bank of America	5/15/2020	12
CAD100	USD71	UBS AG	5/15/2020	1
JPY4,078,320	USD37,577	Citibank	5/18/2020	436
JPY4,078,320	USD37,577	Morgan Stanley	5/18/2020	436
USD18,742	MXN442,585	Citibank	5/18/2020	435
USD26,630	CNH187,990	JPMorgan Chase	5/18/2020	83
EUR14,390	USD15,726	HSBC Bank	5/18/2020	49
EUR5,220	USD5,726	JPMorgan Chase	5/18/2020	(4)
CAD27,895	USD19,784	Standard Chartered Bank	5/19/2020	256
USD105,475	EUR96,950	Goldman Sachs	5/19/2020	(807)
DKK4,295	EUR575	HSBC Bank	5/20/2020	—14
DKK9,580	EUR1,284	Standard Chartered Bank	5/20/2020	—14
EUR38,529	DKK287,625	Bank of America	5/20/2020	(17)
USD6,378	ZAR119,020	Goldman Sachs	5/20/2020	(29)
USD9,588	CAD13,500	JPMorgan Chase	5/20/2020	(110)
USD21,842	ILS78,350	Standard Chartered Bank	5/20/2020	(646)
USD23,545	PLN98,000	Standard Chartered Bank	5/21/2020	(71)
USD12,970	BRL68,060	JPMorgan Chase	5/22/2020	478
USD14,582	EUR13,400	Citibank	5/22/2020	(108)
USD16,708	MYR73,600	Standard Chartered Bank	5/22/2020	(388)
USD35,921	EUR33,320	JPMorgan Chase	5/27/2020	(612)
USD16,599	MYR72,400	HSBC Bank	5/29/2020	(214)
EUR43,290	USD47,092	Morgan Stanley	6/3/2020	379
USD34,363	CNH244,200	HSBC Bank	6/3/2020	(107)
USD16,684	CAD23,700	Goldman Sachs	6/3/2020	(343)
AUD32,530	USD20,738	Morgan Stanley	6/4/2020	463
USD14,676	ILS51,838	Bank of America	6/4/2020	(210)
EUR44,680	USD48,260	Goldman Sachs	6/5/2020	738
CAD63,700	USD45,273	Bank of New York Mellon	6/5/2020	493
GBP13,590	USD16,844	Morgan Stanley	6/5/2020	275
JPY3,520,700	USD32,718	Goldman Sachs	6/5/2020	107
JPY2,606,000	USD24,218	Bank of America	6/5/2020	78
MXN29,300	USD1,191	Barclays Bank PLC	6/5/2020	17
JPY2,239,000	USD21,041	Bank of America	6/5/2020	(167)
USD30,125	MYR130,515	HSBC Bank	6/5/2020	(175)
EUR17,991	USD19,435	JPMorgan Chase	6/8/2020	296
CZK401,100	EUR14,669	JPMorgan Chase	6/8/2020	140
USD8,493	KRW10,466,903	Standard Chartered Bank	6/8/2020	(103)
USD11,181	ZAR213,210	Bank of America	6/8/2020	(274)
USD15,848	CZK401,100	JPMorgan Chase	6/8/2020	(379)
USD124	GBP100	JPMorgan Chase	6/9/2020	(2)
USD29,255	EUR26,930	Morgan Stanley	6/9/2020	(281)
USD57,855	EUR53,260	Goldman Sachs	6/9/2020	(558)
USD10,530	BRL54,100	Standard Chartered Bank	6/25/2020	622
EUR16,720	USD18,318	Barclays Bank PLC	7/6/2020	31
CAD25,750	USD18,397	UBS AG	7/8/2020	105
				$3,563

American Funds Global Balanced Fund — Page 19 of 21

unaudited

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 4/30/2020 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 4/30/2020 (000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF47,613,000	$(1,254)	$—	$(1,254)
1.01%	6-month HUF-BUBOR	2/25/2022	25,800,000	(58)	—	(58)
0.965%	6-month HUF-BUBOR	2/26/2022	37,066,000	(175)	—	(175)
6-month HUF-BUBOR	1.39%	11/11/2029	5,788,000	229	—	229
6-month HUF-BUBOR	1.80%	1/22/2030	3,719,000	(285)	—	(285)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN92,000	(2,734)	—	(2,734)
6-month HUF-BUBOR	1.845%	2/25/2030	HUF6,284,000	(545)	—	(545)
6-month HUF-BUBOR	1.79%	2/26/2030	6,284,000	(446)	—	(446)
0.0079%	6-month JPY-LIBOR	4/8/2030	¥3,930,000	100	—	100
6-month GBP-LIBOR	1.0062%	1/14/2070	£3,300	(1,408)	—	(1,408)
					$—	$(6,576)

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 4/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 4/30/2020 (000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$272,675	$1,805	$(5,365)	$7,170

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,044,619,000, which represented 25.66% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $480,656,000, which represented 2.44% of the net assets of the fund.
4	Index-linked bond whose principal amount moves with a government price index.
5	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $20,063,000, which represented .10% of the net assets of the fund.
6	Step bond; coupon rate may change at a later date.
7	Scheduled interest and/or principal payment was not received.
8	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
9	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
10	Purchased on a TBA basis.
11	Rate represents the seven-day yield at 4/30/2020.
12	Notional amount is calculated based on the number of contracts and notional contract size.
13	Value is calculated based on the notional amount and current market price.
14	Amount less than one thousand.

American Funds Global Balanced Fund — Page 20 of 21

unaudited

Key to abbreviations and symbols
ADR = American Depositary Receipts	KRW = South Korean won
ARS = Argentine pesos	LIBOR = London Interbank Offered Rate
AUD = Australian dollars	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
BUBOR = Budapest Interbank Offered Rate	NKr = Norwegian kroner
CAD/C$ = Canadian dollars	PLN = Polish zloty
CLP = Chilean pesos	Ref. = Refunding
CNH/CNY = Chinese yuan renminbi	Rev. = Revenue
CZK = Czech korunas	RUB = Russian rubles
DKK/DKr = Danish kroner	SEK = Swedish kronor
EUR/€ = Euros	SOFR = Secured Overnight Financing Rate
EURIBOR = Euro Interbank Offered Rate	TBA = To-be-announced
GBP/£ = British pounds	UAH = Ukrainian hryvnia
HUF = Hungarian forints	USD/$ = U.S. dollars
IDR = Indonesian rupiah	UYU = Uruguayan pesos
ILS = Israeli shekels	WIBOR = Warsaw Interbank Offer Rate
INR = Indian rupees	ZAR = South African rand
JPY/¥ = Japanese yen

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFPX-037-0620O-S73206	American Funds Global Balanced Fund — Page 21 of 21

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By __/s/ Herbert Y. Poon____________________
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: June 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________________
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: June 30, 2020

By ___/s/ Brian D. Bullard __________
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: June 30, 2020